AB High Income Fund

Portfolio of Investments

January 31, 2023 (unaudited)

	Principal Amount (000)		U.S. $ Value

CORPORATES - NON-INVESTMENT GRADE – 56.4%
Industrial – 50.5%
Basic – 3.3%
Ahlstrom-Munksjo Holding 3 Oy 3.625%, 02/04/2028(a)	EUR	955	$902,691
4.875%, 02/04/2028(a)	U.S.$	4,788	4,102,477
ASP Unifrax Holdings, Inc. 5.25%, 09/30/2028(a)		2,645	2,258,899
7.50%, 09/30/2029(a) (b)		4,355	3,151,974
Constellium SE 3.125%, 07/15/2029(a)	EUR	4,303	3,876,180
CVR Partners LP/CVR Nitrogen Finance Corp. 6.125%, 06/15/2028(a)	U.S.$	527	478,570
Element Solutions, Inc. 3.875%, 09/01/2028(a)		2,415	2,135,688
ERP Iron Ore, LLC 9.039%, 12/31/2019(c) (d) (e) (f) (g)		1,355	903,863
FMG Resources (August 2006) Pty Ltd. 4.375%, 04/01/2031(a)		12,055	10,637,397
4.50%, 09/15/2027(a)		1,475	1,408,618
6.125%, 04/15/2032(a)		8,381	8,174,135
Guala Closures SpA 3.25%, 06/15/2028(a)	EUR	1,803	1,692,404
INEOS Quattro Finance 1 PLC 3.75%, 07/15/2026(a)		108	104,257
INEOS Styrolution Group GmbH 2.25%, 01/16/2027(a)		5,634	5,277,060
Ingevity Corp. 3.875%, 11/01/2028(a)	U.S.$	3,288	2,892,665
Intelligent Packaging Holdco Issuer LP 9.00% (9.00% Cash or 9.75% PIK), 01/15/2026(a) (g)		3,201	2,297,598
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC 6.00%, 09/15/2028(a)		4,418	3,940,247
Kleopatra Finco SARL 4.25%, 03/01/2026(a) (b)	EUR	5,384	4,901,817
Kobe US Midco 2, Inc. 9.25% (9.25% Cash or 10.00% PIK), 11/01/2026(a) (g)	U.S.$	6,077	4,491,794
Magnetation LLC/Mag Finance Corp. 11.00%, 05/15/2018(c) (d) (e) (f) (h)		16,121	0
Mercer International, Inc. 5.125%, 02/01/2029		2,306	1,973,123
Monitchem HoldCo 3 SA 5.25%, 03/15/2025(a)	EUR	524	552,577
Olympus Water US Holding Corp. 7.125%, 10/01/2027(a)	U.S.$	2,996	2,933,892
Rimini Bidco SpA 7.296% (EURIBOR 3 Month + 5.25%), 12/14/2026(b) (i)	EUR	6,497	6,764,467

	Principal Amount (000)		U.S. $ Value

SCIL IV LLC/SCIL USA Holdings LLC 4.375%, 11/01/2026(a)	EUR	1,267	$1,225,903
5.375%, 11/01/2026(a)	U.S.$	6,449	5,950,507
Sealed Air Corp. 6.125%, 02/01/2028(a)		1,970	1,988,357
6.875%, 07/15/2033(a)		2,036	2,117,485
SPCM SA 3.125%, 03/15/2027(a)		1,487	1,311,319
Vibrantz Technologies, Inc. 9.00%, 02/15/2030(a)		14,230	11,015,259
WR Grace Holdings LLC 4.875%, 06/15/2027(a)		3,382	3,155,446
5.625%, 08/15/2029(a)		1,965	1,636,779

			104,253,448

Capital Goods – 2.9%
ARD Finance SA 5.00% (5.00% Cash or 5.75% PIK), 06/30/2027(a) (g)	EUR	8,856	7,268,743
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC 4.00%, 09/01/2029(a)	U.S.$	5,355	4,417,875
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 4.125%, 08/15/2026(a)		8,327	7,601,234
5.25%, 08/15/2027(a)		1,966	1,604,256
Bombardier, Inc. 7.875%, 04/15/2027(a)		4,395	4,394,935
Chart Industries, Inc. 7.50%, 01/01/2030(a)		2,003	2,046,097
Clean Harbors, Inc. 6.375%, 02/01/2031(a)		1,891	1,926,326
Crown Americas LLC 5.25%, 04/01/2030		2,890	2,781,612
Eco Material Technologies, Inc. 7.875%, 01/31/2027(a)		9,472	9,120,781
EnerSys 4.375%, 12/15/2027(a)		5,050	4,664,938
F-Brasile SpA/F-Brasile US LLC Series XR 7.375%, 08/15/2026(a)		5,660	4,639,265
Granite US Holdings Corp. 11.00%, 10/01/2027(a)		2,757	2,906,970
Harsco Corp. 5.75%, 07/31/2027(a)		5,339	4,515,315
JELD-WEN, Inc. 4.625%, 12/15/2025(a)		1,036	916,789
Madison IAQ LLC 5.875%, 06/30/2029(a)		1,225	984,212
Mueller Water Products, Inc. 4.00%, 06/15/2029(a)		1,051	938,407

	Principal Amount (000)		U.S. $ Value

Renk AG/Frankfurt am Main 5.75%, 07/15/2025(a)	EUR	7,486	$7,917,180
Rolls-Royce PLC 3.625%, 10/14/2025(a)	U.S.$	572	534,795
Stericycle, Inc. 3.875%, 01/15/2029(a)		2,516	2,235,877
Titan Holdings II BV 5.125%, 07/15/2029(a)	EUR	2,767	2,445,090
TransDigm, Inc. 4.625%, 01/15/2029	U.S.$	3,591	3,241,649
4.875%, 05/01/2029		3,750	3,391,510
8.00%, 12/15/2025(a)		3,335	3,403,703
Triumph Group, Inc. 6.25%, 09/15/2024(a)		1,892	1,828,873
7.75%, 08/15/2025(b)		2,289	1,947,374
8.875%, 06/01/2024(a)		1,533	1,562,217
Trivium Packaging Finance BV 3.75%, 08/15/2026(a)	EUR	132	133,647
WESCO Distribution, Inc. 7.25%, 06/15/2028(a)	U.S.$	2,462	2,532,199

			91,901,869

Communications - Media – 8.0%
Altice Financing SA 5.00%, 01/15/2028(a)		1,834	1,554,950
5.75%, 08/15/2029(a)		22,458	18,839,007
AMC Networks, Inc. 4.25%, 02/15/2029		4,017	2,465,140
4.75%, 08/01/2025		3,337	2,833,099
Arches Buyer, Inc. 6.125%, 12/01/2028(a) (b)		1,056	889,767
Banijay Entertainment SASU 3.50%, 03/01/2025(a)	EUR	815	856,099
5.375%, 03/01/2025(a)	U.S.$	6,993	6,731,744
CCO Holdings LLC/CCO Holdings Capital Corp. 4.25%, 01/15/2034(a)		995	777,702
4.50%, 08/15/2030(a)		23,087	19,738,996
4.50%, 06/01/2033(a)		13,557	11,015,777
4.75%, 03/01/2030(a)		1,939	1,695,570
4.75%, 02/01/2032(a)		25,422	21,602,557
6.375%, 09/01/2029(a)		5,119	4,938,920
7.375%, 03/01/2031(a)		2,542	2,538,725
Clear Channel Outdoor Holdings, Inc. 5.125%, 08/15/2027(a)		583	531,067
CSC Holdings LLC 4.50%, 11/15/2031(a)		6,832	5,033,452
4.625%, 12/01/2030(a)		5,627	3,327,649
5.00%, 11/15/2031(a)		330	197,311
5.375%, 02/01/2028(a)		4,139	3,476,916
5.75%, 01/15/2030(a)		24,815	15,648,505
7.50%, 04/01/2028(a)		2,326	1,699,242

	Principal Amount (000)		U.S. $ Value

DISH DBS Corp. 5.125%, 06/01/2029	U.S.$	10,639	$6,765,823
5.25%, 12/01/2026(a)		9,108	7,847,942
5.75%, 12/01/2028(a)		9,476	7,771,896
5.875%, 11/15/2024		953	899,856
7.375%, 07/01/2028		6,580	4,730,611
7.75%, 07/01/2026		3,040	2,466,128
DISH Network Corp. 3.375%, 08/15/2026(j)		4,275	2,790,582
Gray Escrow II, Inc. 5.375%, 11/15/2031(a)		8,103	6,231,847
iHeartCommunications, Inc. 5.25%, 08/15/2027(a)		5,920	5,307,507
6.375%, 05/01/2026		1,524	1,460,981
8.375%, 05/01/2027		1,375	1,232,454
LCPR Senior Secured Financing DAC 5.125%, 07/15/2029(a)		4,643	4,044,885
6.75%, 10/15/2027(a)		5,536	5,348,725
Liberty Interactive LLC 3.75%, 02/15/2030(j)		2,205	764,263
McGraw-Hill Education, Inc. 5.75%, 08/01/2028(a)		6,531	5,738,363
National CineMedia LLC 5.875%, 04/15/2028(a)		3,387	872,754
Radiate Holdco LLC/Radiate Finance, Inc. 4.50%, 09/15/2026(a)		5,030	3,852,893
Sinclair Television Group, Inc. 4.125%, 12/01/2030(a)		7,439	5,914,401
5.50%, 03/01/2030(a)		4,371	3,485,631
Sirius XM Radio, Inc. 4.00%, 07/15/2028(a)		26,374	23,444,742
5.50%, 07/01/2029(a)		110	103,138
Summer BidCo BV 9.00% (9.00% Cash or 9.75% PIK), 11/15/2025(a) (g)	EUR	3,315	2,698,944
Univision Communications, Inc.
4.50%, 05/01/2029(a)	U.S.$	2,116	1,820,207
7.375%, 06/30/2030(a)		8,775	8,602,243
Urban One, Inc. 7.375%, 02/01/2028(a)		7,907	7,139,403
Ziggo Bond Co. BV 5.125%, 02/28/2030(a)		4,106	3,389,860
Ziggo BV 4.875%, 01/15/2030(a)		900	784,539

			251,902,813

Communications - Telecommunications – 3.0%
Altice France SA/France 5.125%, 07/15/2029(a)		17,362	13,501,549
Connect Finco SARL/Connect US Finco LLC 6.75%, 10/01/2026(a)		8,905	8,515,406

	Principal Amount (000)		U.S. $ Value

Consolidated Communications, Inc. 5.00%, 10/01/2028(a)	U.S.$	987	$753,741
6.50%, 10/01/2028(a)		9,296	7,587,940
DKT Finance ApS 7.00%, 06/17/2023(a)	EUR	3,874	4,212,146
9.375%, 06/17/2023(a)	U.S.$	3,093	3,094,335
Embarq Corp. 7.995%, 06/01/2036		8,721	4,202,650
Iliad Holding SASU 7.00%, 10/15/2028(a)		1,668	1,564,979
Intelsat Jackson Holdings SA 5.50%, 08/01/2023(c) (d) (e)		7,915	0
9.75%, 07/15/2025(c) (d) (e) (h)		1,446	0
Kaixo Bondco Telecom SA 5.125%, 09/30/2029(a)	EUR	3,977	3,735,124
Level 3 Financing, Inc. 3.75%, 07/15/2029(a)	U.S.$	3,785	2,770,268
4.25%, 07/01/2028(a)		4,459	3,532,538
4.625%, 09/15/2027(a)		3,435	2,913,381
Lorca Telecom Bondco SA 4.00%, 09/18/2027(a)	EUR	3,690	3,680,911
Telecom Italia Capital SA 7.20%, 07/18/2036	U.S.$	5,713	4,867,466
7.721%, 06/04/2038		6,995	6,032,990
United Group BV 3.625%, 02/15/2028(a)	EUR	752	645,854
4.00%, 11/15/2027(a)		1,179	1,022,767
4.625%, 08/15/2028(a)		825	727,020
5.25%, 02/01/2030(a)		689	594,225
6.516% (EURIBOR 3 Month + 4.88%), 02/01/2029(i)		5,496	5,350,229
Vmed O2 UK Financing I PLC 4.25%, 01/31/2031(a)	U.S.$	900	755,114
4.75%, 07/15/2031(a)		12,630	10,754,536
Zayo Group Holdings, Inc. 4.00%, 03/01/2027(a)		5,505	4,375,498

			95,190,667

Consumer Cyclical - Automotive – 4.2%
Allison Transmission, Inc. 5.875%, 06/01/2029(a)		3,279	3,158,097
Aston Martin Capital Holdings Ltd. 10.50%, 11/30/2025(a)		3,901	3,809,833
15.00% (8.89% Cash and 6.11% PIK), 11/30/2026(a) (g)		4,623	4,901,965
Clarios Global LP/Clarios US Finance Co. 4.375%, 05/15/2026(a)	EUR	1,055	1,091,198
Dana, Inc. 4.25%, 09/01/2030	U.S.$	3,854	3,267,816
Dealer Tire LLC/DT Issuer LLC 8.00%, 02/01/2028(a)		8,346	7,728,948

	Principal Amount (000)			U.S. $ Value

Exide Technologies
(Exchange Priority) 11.00%, 10/31/2024(c) (d) (e) (h)	U.S.$		18,493	$0
(First Lien) 11.00%, 10/31/2024(c) (d) (e) (h)			7,590	0
Ford Motor Co. 3.25%, 02/12/2032			9,212	7,315,120
6.10%, 08/19/2032			17,381	17,055,106
Ford Motor Credit Co. LLC 2.70%, 08/10/2026			388	346,268
4.95%, 05/28/2027			6,465	6,205,141
5.113%, 05/03/2029			1,800	1,705,471
5.125%, 06/16/2025			538	527,263
7.35%, 11/04/2027			14,621	15,333,382
IHO Verwaltungs GmbH 4.75% (4.75% Cash or 5.50% PIK), 09/15/2026(a) (g)			1,575	1,442,204
6.00% (6.00% Cash or 6.75% PIK), 05/15/2027(a) (g)			7,018	6,489,483
Jaguar Land Rover Automotive PLC 5.50%, 07/15/2029(a)			6,351	4,964,600
5.875%, 01/15/2028(a)			6,393	5,434,932
7.75%, 10/15/2025(a)			6,597	6,511,942
Mclaren Finance PLC 7.50%, 08/01/2026(a)			9,232	6,801,021
PM General Purchaser LLC 9.50%, 10/01/2028(a)			5,980	4,574,400
Real Hero Merger Sub 2, Inc. 6.25%, 02/01/2029(a)			6,620	4,910,695
Titan International, Inc. 7.00%, 04/30/2028			7,168	6,865,672
ZF Europe Finance BV 2.00%, 02/23/2026(a)		EUR	1,200	1,178,980
3.00%, 10/23/2029(a)			1,600	1,429,859
ZF Finance GmbH 2.00%, 05/06/2027(a)			200	186,404
2.25%, 05/03/2028(a)			1,200	1,081,950
3.75%, 09/21/2028(a)			100	95,952
ZF North America Capital, Inc. 4.75%, 04/29/2025(a)		U.S.$	9,312	9,003,707

				133,417,409

Consumer Cyclical - Entertainment – 2.9%
Carnival Corp. 4.00%, 08/01/2028(a)			8,433	7,269,836
5.75%, 03/01/2027(a)			5,811	4,823,130
7.625%, 03/01/2026(a)		EUR	1,630	1,593,888
9.875%, 08/01/2027(a)		U.S.$	5,639	5,794,073
10.125%, 02/01/2026(a)		EUR	1,630	1,841,699
Carnival PLC 1.00%, 10/28/2029			737	407,985

	Principal Amount (000)		U.S. $ Value

Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op 5.50%, 05/01/2025(a)	U.S.$	12,465	$12,378,948
Cinemark USA, Inc. 5.25%, 07/15/2028(a)		2,584	2,119,007
Lindblad Expeditions LLC 6.75%, 02/15/2027(a)		1,512	1,480,495
Motion Bondco DAC 4.50%, 11/15/2027(a)	EUR	2,973	2,818,828
NCL Corp. Ltd. 5.875%, 03/15/2026(a)	U.S.$	9,466	8,187,828
8.375%, 02/01/2028(a)		768	780,809
Royal Caribbean Cruises Ltd. 5.375%, 07/15/2027(a)		6,220	5,383,410
5.50%, 08/31/2026(a)		5,098	4,537,220
5.50%, 04/01/2028(a)		20,172	17,347,920
Viking Cruises Ltd. 5.875%, 09/15/2027(a)		4,065	3,466,432
7.00%, 02/15/2029(a)		5,016	4,364,212
13.00%, 05/15/2025(a)		2,788	2,957,765
VOC Escrow Ltd. 5.00%, 02/15/2028(a)		3,318	2,920,081

			90,473,566

Consumer Cyclical - Other – 3.8%
Adams Homes, Inc. 7.50%, 02/15/2025(a)		3,468	2,991,991
Allwyn Entertainment Financing UK PLC 5.887% (EURIBOR 3 Month + 4.12%), 02/15/2028(i)	EUR	3,827	4,129,260
Brookfield Residential Properties, Inc./Brookfield Residential US LLC 4.875%, 02/15/2030(a)	U.S.$	5,889	4,580,574
6.25%, 09/15/2027(a)		7,295	6,500,392
Builders FirstSource, Inc. 4.25%, 02/01/2032(a)		950	817,475
6.375%, 06/15/2032(a)		6,873	6,730,738
Caesars Entertainment, Inc. 6.25%, 07/01/2025(a)		3,735	3,721,017
7.00%, 02/15/2030(a)		4,502	4,587,638
Castle UK Finco PLC 7.00%, 05/15/2029	GBP	2,900	2,627,965
7.012% (EURIBOR 3 Month + 5.25%), 05/15/2028(i)	EUR	2,233	1,917,809
Churchill Downs, Inc. 4.75%, 01/15/2028(a)	U.S.$	2,523	2,360,310
Five Point Operating Co. LP/Five Point Capital Corp. 7.875%, 11/15/2025(a)		6,001	5,402,260
Forestar Group, Inc. 3.85%, 05/15/2026(a)		2,881	2,582,456

	Principal Amount (000)		U.S. $ Value

Hilton Domestic Operating Co., Inc. 3.625%, 02/15/2032(a)	U.S.$	6,167	$5,158,805
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc 4.875%, 07/01/2031(a)		1,162	1,007,184
5.00%, 06/01/2029(a)		6,848	6,121,786
Installed Building Products, Inc. 5.75%, 02/01/2028(a)		838	772,387
International Game Technology PLC 3.50%, 06/15/2026(a)	EUR	1,026	1,054,814
Mattamy Group Corp. 4.625%, 03/01/2030(a)	U.S.$	4,691	3,959,801
MGM Resorts International 4.75%, 10/15/2028		4,015	3,638,972
5.50%, 04/15/2027		4,386	4,237,084
NH Hotel Group SA 4.00%, 07/02/2026(a)	EUR	3,608	3,678,111
Shea Homes LP/Shea Homes Funding Corp. 4.75%, 02/15/2028	U.S.$	3,292	2,931,636
4.75%, 04/01/2029		4,530	3,948,870
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.875%, 05/15/2025(a)		4,781	4,499,922
Taylor Morrison Communities, Inc. 5.125%, 08/01/2030(a)		995	909,526
5.75%, 01/15/2028(a)		1,782	1,729,259
Travel & Leisure Co. 4.50%, 12/01/2029(a)		3,509	3,028,738
4.625%, 03/01/2030(a)		10,068	8,620,446
6.625%, 07/31/2026(a)		3,533	3,507,054
Wyndham Hotels & Resorts, Inc. 4.375%, 08/15/2028(a)		2,628	2,436,964
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25%, 05/15/2027(a)		2,353	2,222,410
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp. 5.125%, 10/01/2029(a)		7,631	6,809,029

			119,222,683

Consumer Cyclical - Restaurants – 0.7%
1011778 BC ULC/New Red Finance, Inc. 3.875%, 01/15/2028(a)		4,965	4,538,035
4.00%, 10/15/2030(a)		7,591	6,459,278
4.375%, 01/15/2028(a)		83	76,608
Stonegate Pub Co. Financing 2019 PLC 8.00%, 07/13/2025(a)	GBP	963	1,090,375
8.25%, 07/31/2025(a)		6,836	7,820,316
Yum! Brands, Inc. 4.625%, 01/31/2032	U.S.$	867	789,747

			20,774,359

	Principal Amount (000)		U.S. $ Value

Consumer Cyclical - Retailers – 3.1%
Arko Corp. 5.125%, 11/15/2029(a)	U.S.$	4,612	$3,652,639
Asbury Automotive Group, Inc. 4.625%, 11/15/2029(a)		3,368	2,975,823
5.00%, 02/15/2032(a)		3,986	3,442,910
Bath & Body Works, Inc. 6.625%, 10/01/2030(a)		3,743	3,657,549
6.75%, 07/01/2036		1,479	1,337,170
6.875%, 11/01/2035		9,394	8,620,620
7.50%, 06/15/2029		492	499,057
BCPE Ulysses Intermediate, Inc. 7.75% (7.75% Cash or 8.50% PIK), 04/01/2027(a) (g)		2,653	1,980,785
Carvana Co. 5.50%, 04/15/2027(a)		1,469	661,100
5.875%, 10/01/2028(a)		4,527	1,971,246
FirstCash, Inc. 5.625%, 01/01/2030(a)		160	146,881
Foundation Building Materials, Inc. 6.00%, 03/01/2029(a)		1,246	1,002,252
Kontoor Brands, Inc. 4.125%, 11/15/2029(a)		3,885	3,356,062
Levi Strauss & Co. 3.50%, 03/01/2031(a)		2,970	2,510,443
Michaels Cos, Inc. (The) 5.25%, 05/01/2028(a)		7,693	6,448,931
7.875%, 05/01/2029(a)		4,330	3,289,261
NMG Holding Co., Inc./Neiman Marcus Group LLC 7.125%, 04/01/2026(a)		6,621	6,352,180
Penske Automotive Group, Inc. 3.75%, 06/15/2029		2,885	2,450,988
PetSmart, Inc./PetSmart Finance Corp. 7.75%, 02/15/2029(a)		4,311	4,250,457
Rite Aid Corp. 7.50%, 07/01/2025(a)		4,738	3,124,944
Sonic Automotive, Inc. 4.625%, 11/15/2029(a)		5,847	4,863,038
Specialty Building Products Holdings LLC/SBP Finance Corp. 6.375%, 09/30/2026(a)		4,261	3,837,314
SRS Distribution, Inc. 6.125%, 07/01/2029(a)		1,110	954,474
Staples, Inc. 7.50%, 04/15/2026(a)		12,372	10,983,905
10.75%, 04/15/2027(a)		6,383	4,835,812
TPro Acquisition Corp. 11.00%, 10/15/2024(a)		3,220	3,147,921

	Principal Amount (000)		U.S. $ Value

White Cap Buyer LLC 6.875%, 10/15/2028(a)	U.S.$	4,257	$3,898,051
William Carter Co. (The) 5.625%, 03/15/2027(a)		1,991	1,942,652
Wolverine World Wide, Inc. 4.00%, 08/15/2029(a)		4,275	3,434,432

			99,628,897

Consumer Non-Cyclical – 5.8%
AdaptHealth LLC 6.125%, 08/01/2028(a)		132	125,261
AHP Health Partners, Inc. 5.75%, 07/15/2029(a)		4,713	3,873,749
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC 4.625%, 01/15/2027(a)		3,290	3,122,924
4.875%, 02/15/2030(a)		2,263	2,085,901
5.875%, 02/15/2028(a)		1,997	1,952,610
7.50%, 03/15/2026(a)		333	342,632
Bausch Health Cos., Inc. 4.875%, 06/01/2028(a)		10,910	7,003,257
5.00%, 02/15/2029(a)		6,076	2,719,136
6.25%, 02/15/2029(a)		4,938	2,284,443
CAB SELAS 3.375%, 02/01/2028(a)	EUR	3,859	3,503,411
CHS/Community Health Systems, Inc. 4.75%, 02/15/2031(a)	U.S.$	1,291	991,828
5.625%, 03/15/2027(a)		697	616,886
6.125%, 04/01/2030(a)		17,171	10,397,796
6.875%, 04/01/2028(a) (b)		2,898	1,768,905
8.00%, 03/15/2026(a)		2,265	2,199,073
Cidron Aida Finco SARL 5.00%, 04/01/2028(a)	EUR	949	930,216
DaVita, Inc. 4.625%, 06/01/2030(a)	U.S.$	14,083	11,864,537
Elanco Animal Health, Inc. 6.40%, 08/28/2028		5,007	4,918,738
Embecta Corp. 5.00%, 02/15/2030(a)		9,223	7,595,253
Emergent BioSolutions, Inc. 3.875%, 08/15/2028(a)		7,410	3,218,740
Garden Spinco Corp. 8.625%, 07/20/2030(a)		3,395	3,649,728
Grifols Escrow Issuer SA 3.875%, 10/15/2028(a)	EUR	6,477	5,973,149
Gruenenthal GmbH 4.125%, 05/15/2028(a)		3,656	3,616,904
IQVIA, Inc. 2.25%, 03/15/2029(a)		3,948	3,613,111
Jazz Securities DAC 4.375%, 01/15/2029(a)	U.S.$	3,447	3,146,613

	Principal Amount (000)		U.S. $ Value

Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc. 7.00%, 12/31/2027(a)	U.S.$	9,238	$8,042,477
Lamb Weston Holdings, Inc. 4.125%, 01/31/2030(a)		3,671	3,309,325
Legacy LifePoint Health LLC 6.75%, 04/15/2025(a)		333	324,539
Mallinckrodt International Finance SA/Mallinckrodt CB LLC 10.00%, 06/15/2029(a)		636	364,622
Medline Borrower LP 3.875%, 04/01/2029(a)		6,982	5,974,071
5.25%, 10/01/2029(a)		14,103	11,835,552
ModivCare, Inc. 5.875%, 11/15/2025(a)		249	240,965
Organon & Co.,/Organon Foreign Debt Co-Issuer BV 4.125%, 04/30/2028(a)		3,474	3,152,497
Perrigo Finance Unlimited Co. 4.40%, 06/15/2030		200	175,140
Post Holdings, Inc. 4.50%, 09/15/2031(a)		5,969	5,148,145
4.625%, 04/15/2030(a)		414	364,332
Primo Water Holdings, Inc. 4.375%, 04/30/2029(a)		7,622	6,659,403
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc. 9.75%, 12/01/2026(a)		11,464	10,041,605
RP Escrow Issuer LLC 5.25%, 12/15/2025(a)		3,960	3,230,619
Spectrum Brands, Inc. 3.875%, 03/15/2031(a)		8,864	7,148,461
Tenet Healthcare Corp. 6.125%, 10/01/2028		10,325	9,615,758
6.125%, 06/15/2030(a)		1,026	996,544
Triton Water Holdings, Inc. 6.25%, 04/01/2029(a)		5,317	4,217,429
US Acute Care Solutions LLC 6.375%, 03/01/2026(a)		10,570	9,572,608
US Renal Care, Inc. 10.625%, 07/15/2027(a)		1,739	569,481

			182,498,374

Energy – 4.3%
Berry Petroleum Co. LLC 7.00%, 02/15/2026(a)		1,215	1,169,425
Blue Racer Midstream LLC/Blue Racer Finance Corp. 7.625%, 12/15/2025(a)		2,179	2,212,495
Callon Petroleum Co. 8.25%, 07/15/2025		253	253,000
Citgo Holding, Inc. 9.25%, 08/01/2024(a)		2,595	2,614,320

	Principal Amount (000)		U.S. $ Value

CITGO Petroleum Corp. 6.375%, 06/15/2026(a)	U.S.$	2,387	$2,340,216
7.00%, 06/15/2025(a)		9,430	9,354,585
Civitas Resources, Inc. 5.00%, 10/15/2026 (a)		3,111	2,912,128
CNX Resources Corp. 6.00%, 01/15/2029(a)		635	586,843
7.25%, 03/14/2027(a)		81	80,635
Comstock Resources, Inc. 6.75%, 03/01/2029(a)		1,289	1,187,588
Crescent Energy Finance LLC 7.25%, 05/01/2026(a)		4,001	3,839,968
Encino Acquisition Partners Holdings LLC 8.50%, 05/01/2028(a)		6,469	6,068,215
EnLink Midstream Partners LP Series C 8.879% (LIBOR 3 Month + 4.11%), 03/03/2023(i) (k)		12,323	10,354,564
EQM Midstream Partners LP 4.50%, 01/15/2029(a)		3,942	3,456,262
4.75%, 01/15/2031(a)		2,497	2,115,152
Genesis Energy LP/Genesis Energy Finance Corp. 6.25%, 05/15/2026		1,230	1,178,248
7.75%, 02/01/2028		5,793	5,609,057
8.00%, 01/15/2027		1,883	1,858,930
Global Partners LP/GLP Finance Corp. 6.875%, 01/15/2029		2,289	2,158,683
7.00%, 08/01/2027		2,149	2,073,711
Gulfport Energy Corp. 6.00%, 10/15/2024(c)		2,508	1,580
6.375%, 05/15/2025(c)		9,574	6,032
6.375%, 01/15/2026(c)		9,247	5,826
6.625%, 05/01/2023(c)		619	390
8.00%, 05/17/2026(a)		3,335	3,308,675
Harbour Energy PLC 5.50%, 10/15/2026(a)		2,718	2,499,734
Hess Midstream Operations LP 4.25%, 02/15/2030(a)		499	437,421
Hilcorp Energy I LP/Hilcorp Finance Co. 5.75%, 02/01/2029(a)		1,024	952,615
6.00%, 02/01/2031(a)		1,461	1,345,148
Ithaca Energy North Sea PLC 9.00%, 07/15/2026(a)		6,214	6,118,496
ITT Holdings LLC 6.50%, 08/01/2029(a)		10,492	9,121,124
Moss Creek Resources Holdings, Inc. 7.50%, 01/15/2026(a)		2,391	2,208,408
Nabors Industries Ltd. 7.25%, 01/15/2026(a)		1,898	1,845,799
7.50%, 01/15/2028(a)		7,663	7,302,468

	Principal Amount (000)		U.S. $ Value

New Fortress Energy, Inc. 6.75%, 09/15/2025(a)	U.S.$	6,051	$5,805,103
NGL Energy Operating LLC/NGL Energy Finance Corp. 7.50%, 02/01/2026(a)		6,914	6,568,247
NuStar Logistics LP 6.375%, 10/01/2030		873	841,167
Occidental Petroleum Corp. 5.875%, 09/01/2025		346	350,284
6.125%, 01/01/2031		435	454,746
8.875%, 07/15/2030		558	656,223
PDC Energy, Inc. 5.75%, 05/15/2026		6,047	5,847,872
6.125%, 09/15/2024		3,611	3,591,226
Southwestern Energy Co. 5.375%, 02/01/2029		1,481	1,392,319
8.375%, 09/15/2028		153	160,660
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. 8.50%, 10/15/2026(a)		4,596	4,472,889
Sunnova Energy Corp. 5.875%, 09/01/2026(a)		1,654	1,488,679
Sunoco LP/Sunoco Finance Corp. 5.875%, 03/15/2028		1,917	1,879,148
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp. 6.00%, 12/31/2030(a)		614	559,258
6.00%, 09/01/2031(a)		269	242,505
Transocean Phoenix 2 Ltd. 7.75%, 10/15/2024(a)		3,361	3,406,386
Transocean Pontus Ltd. 6.125%, 08/01/2025(a)		897	921,889
Transocean Poseidon Ltd. 6.875%, 02/01/2027(a)		1,678	1,666,221

			136,882,563

Other Industrial – 0.2%
Belden, Inc. 3.375%, 07/15/2031(a)	EUR	6,204	5,736,042

Services – 3.9%
ADT Security Corp. (The) 4.875%, 07/15/2032(a)	U.S.$	3,517	3,144,444
Allied Universal Holdco LLC/Allied Universal Finance Corp. 6.00%, 06/01/2029(a)		1,397	1,122,973
6.625%, 07/15/2026(a)		1,699	1,635,950
9.75%, 07/15/2027(a)		7,999	7,641,437
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL 3.625%, 06/01/2028(a)	EUR	1,105	996,482
4.625%, 06/01/2028(a)	U.S.$	4,924	4,211,440
4.875%, 06/01/2028(a)	GBP	3,580	3,642,427

	Principal Amount (000)		U.S. $ Value

ANGI Group LLC 3.875%, 08/15/2028(a)	U.S.$	8,847	$6,782,277
Aptim Corp. 7.75%, 06/15/2025(a)		10,736	7,646,027
APX Group, Inc. 5.75%, 07/15/2029(a)		5,963	5,164,307
6.75%, 02/15/2027(a)		1,148	1,125,452
Aramark Services, Inc. 5.00%, 02/01/2028(a)		2,216	2,090,620
Block, Inc. 3.50%, 06/01/2031		5,394	4,525,684
Cars.com, Inc. 6.375%, 11/01/2028(a)		4,403	4,086,314
Garda World Security Corp. 4.625%, 02/15/2027(a)		378	345,876
7.75%, 02/15/2028(a)		4,912	4,976,240
9.50%, 11/01/2027(a)		495	491,055
ION Trading Technologies SARL 5.75%, 05/15/2028(a)		2,109	1,808,878
Korn Ferry 4.625%, 12/15/2027(a)		2,404	2,259,760
Millennium Escrow Corp. 6.625%, 08/01/2026(a)		8,204	5,702,360
Monitronics International, Inc. 0.00%, 04/01/2020(c) (d) (e) (f)		6,914	0
MPH Acquisition Holdings LLC 5.50%, 09/01/2028(a)		3,721	3,090,897
5.75%, 11/01/2028(a) (b)		17,454	12,676,459
Neptune Bidco US, Inc. 9.29%, 04/15/2029(a)		7,757	7,548,916
Prime Security Services Borrower LLC/Prime Finance, Inc. 5.25%, 04/15/2024(a)		135	133,883
6.25%, 01/15/2028(a)		13,331	12,641,644
Q-Park Holding I BV 1.50%, 03/01/2025(a)	EUR	586	591,576
2.00%, 03/01/2027(a)		946	870,714
Sabre GLBL, Inc. 7.375%, 09/01/2025(a)	U.S.$	1,580	1,561,264
9.25%, 04/15/2025(a)		673	687,330
11.25%, 12/15/2027(a)		8,348	8,848,488
Verisure Holding AB 3.875%, 07/15/2026(a)	EUR	3,620	3,645,934
WASH Multifamily Acquisition, Inc. 5.75%, 04/15/2026(a)	U.S.$	265	245,323

			121,942,431

	Principal Amount (000)		U.S. $ Value

Technology – 2.5%
Ahead DB Holdings LLC 6.625%, 05/01/2028(a)	U.S.$	3,518	$2,974,179
AthenaHealth Group, Inc. 6.50%, 02/15/2030(a)		7,398	6,105,227
Cablevision Lightpath LLC 5.625%, 09/15/2028(a)		4,374	3,352,644
Centurion Bidco SpA 5.875%, 09/30/2026(a)	EUR	3,669	3,643,537
Entegris Escrow Corp. 5.95%, 06/15/2030(a)	U.S.$	4,475	4,298,542
Gen Digital, Inc. 6.75%, 09/30/2027(a)		4,989	5,058,916
7.125%, 09/30/2030(a)		3,489	3,541,102
GoTo Group, Inc. 5.50%, 09/01/2027(a)		5,905	2,974,541
Imola Merger Corp. 4.75%, 05/15/2029(a)		4,868	4,236,860
NCR Corp. 5.125%, 04/15/2029(a)		5,205	4,528,819
6.125%, 09/01/2029(a)		1,207	1,195,340
Playtech PLC 4.25%, 03/07/2026(a)	EUR	776	808,086
Playtika Holding Corp. 4.25%, 03/15/2029(a)	U.S.$	3,037	2,523,236
Presidio Holdings, Inc. 8.25%, 02/01/2028(a)		9,310	8,951,330
Rackspace Technology Global, Inc. 3.50%, 02/15/2028(a)		14,232	8,556,990
TeamSystem SpA 3.50%, 02/15/2028(a)	EUR	1,629	1,550,463
Veritas US, Inc./Veritas Bermuda Ltd. 7.50%, 09/01/2025(a)	U.S.$	17,204	11,348,799
Virtusa Corp. 7.125%, 12/15/2028(a)		3,521	2,958,445

			78,607,056

Transportation - Airlines – 0.8%
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 5.50%, 04/20/2026(a)		3,807	3,733,537
5.75%, 04/20/2029(a)		12,053	11,668,589
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd. 5.75%, 01/20/2026(a)		4,795	4,583,435
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd. 8.00%, 09/20/2025(a)		5,914	6,051,081
United Airlines, Inc. 4.625%, 04/15/2029(a)		1,152	1,051,117

			27,087,759

	Principal Amount (000)		U.S. $ Value

Transportation - Services – 1.1%
AerCap Global Aviation Trust 6.50%, 06/15/2045(a)	EUR	3,384	$3,308,228
Albion Financing 1 SARL/Aggreko Holdings, Inc. 5.25%, 10/15/2026(a)		2,713	2,648,197
Atlantia SpA 1.875%, 02/12/2028(a)		3,996	3,744,814
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 4.75%, 04/01/2028(a)	U.S.$	3,655	3,231,828
5.375%, 03/01/2029(a) (b)		1,387	1,240,823
5.75%, 07/15/2027(a)		1,477	1,389,047
BCP V Modular Services Finance II PLC 4.75%, 11/30/2028(a)	EUR	538	510,561
BCP V Modular Services Finance PLC 6.75%, 11/30/2029		5,428	4,676,838
EC Finance PLC 3.00%, 10/15/2026		1,905	1,881,905
Hertz Corp. (The) 4.625%, 12/01/2026(a)	U.S.$	5,020	4,460,232
5.00%, 12/01/2029(a)		3,561	2,910,343
Kapla Holding SAS 3.375%, 12/15/2026(a)	EUR	306	299,022
Loxam SAS 2.875%, 04/15/2026(a)		934	934,166
PROG Holdings, Inc. 6.00%, 11/15/2029(a)	U.S.$	4,240	3,593,464

			34,829,468

			1,594,349,404

Financial Institutions – 5.3%
Banking – 0.7%
Ally Financial, Inc. Series C 4.70%, 05/15/2028(k)		993	762,127
Bread Financial Holdings, Inc. 4.75%, 12/15/2024(a)		6,719	6,094,060
7.00%, 01/15/2026(a)		3,175	2,920,203
Credit Suisse Group AG 6.25%, 12/18/2024(a) (k)		7,786	6,819,403
6.375%, 08/21/2026(a) (k)		8,766	7,115,581

			23,711,374

Brokerage – 0.5%
Advisor Group Holdings, Inc. 10.75%, 08/01/2027(a)		6,141	6,345,797
AG Issuer LLC 6.25%, 03/01/2028(a)		3,354	3,169,561
AG TTMT Escrow Issuer LLC 8.625%, 09/30/2027(a)		897	925,053
NFP Corp. 6.875%, 08/15/2028(a)		6,358	5,505,342

			15,945,753

	Principal Amount (000)		U.S. $ Value

Finance – 1.6%
Aircastle Ltd. 5.25%, 06/15/2026(a) (k)	U.S.$	2,836	$2,327,243
Castlelake Aviation Finance DAC 5.00%, 04/15/2027(a)		4,612	4,205,360
CNG Holdings, Inc. 12.50%, 06/15/2024(a)		4,791	4,059,241
Compass Group Diversified Holdings LLC 5.25%, 04/15/2029(a)		4,831	4,350,072
Curo Group Holdings Corp. 7.50%, 08/01/2028(a)		13,768	6,247,230
Enova International, Inc. 8.50%, 09/01/2024(a)		2,537	2,482,254
8.50%, 09/15/2025(a)		6,750	6,421,698
ILFC E-Capital Trust II 6.538% (LIBOR 3 Month + 1.80%), 12/21/2065(a) (i)		1,500	1,010,465
Jefferies Finance LLC/JFIN Co-Issuer Corp. 5.00%, 08/15/2028(a)		4,831	4,125,968
Navient Corp. 4.875%, 03/15/2028		6,959	6,156,276
5.00%, 03/15/2027		1,471	1,343,647
5.625%, 08/01/2033		1,834	1,435,741
6.75%, 06/25/2025		2,395	2,389,851
Synchrony Financial 7.25%, 02/02/2033		4,700	4,694,010

			51,249,056

Insurance – 0.5%
Acrisure LLC/Acrisure Finance, Inc. 10.125%, 08/01/2026(a)		1,473	1,479,927
Ardonagh Midco 2 PLC 11.50% (11.50% Cash or 12.75% PIK), 01/15/2027(a) (b) (g)		11,171	10,509,212
AssuredPartners, Inc. 5.625%, 01/15/2029(a)		3,000	2,561,806

			14,550,945

Other Finance – 0.8%
Altice France Holding SA 10.50%, 05/15/2027(a)		4,599	3,932,012
Armor Holdco, Inc. 8.50%, 11/15/2029(a)		8,586	7,331,733
Coinbase Global, Inc. 3.375%, 10/01/2028(a)		5,564	3,588,584
3.625%, 10/01/2031(a)		2,379	1,382,538
Intrum AB 4.875%, 08/15/2025	EUR	4,189	4,283,937
Motion Finco SARL 7.00%, 05/15/2025(a)		3,433	3,775,409

			24,294,213

	Principal Amount (000)		U.S. $ Value

REITs – 1.2%
ADLER Group SA 2.75%, 11/13/2026(a)	EUR	1,200	$535,321
Aedas Homes Opco SLU 4.00%, 08/15/2026		8,929	8,550,893
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL 4.50%, 04/01/2027(a)	U.S.$	8,411	7,404,254
5.75%, 05/15/2026(a)		2,813	2,652,442
Diversified Healthcare Trust 9.75%, 06/15/2025		2,820	2,767,487
Neinor Homes SA 4.50%, 10/15/2026(a)	EUR	5,519	5,242,647
Via Celere Desarrollos Inmobiliarios SA 5.25%, 04/01/2026		5,665	5,702,995
Vivion Investments SARL 3.00%, 08/08/2024(a) (b)		4,600	4,213,482
3.50%, 11/01/2025(a) (b)		2,400	2,099,785

			39,169,306

			168,920,647

Utility – 0.6%
Electric – 0.3%
ContourGlobal Power Holdings SA 3.125%, 01/01/2028(a)		813	738,157
Vistra Corp. 7.00%, 12/15/2026(a) (k)	U.S.$	3,713	3,495,280
8.00%, 10/15/2026(a) (k)		4,495	4,402,787

			8,636,224

Natural Gas – 0.2%
AmeriGas Partners LP / AmeriGas Finance Corp. 5.75%, 05/20/2027		710	669,130
AmeriGas Partners LP/AmeriGas Finance Corp. 5.875%, 08/20/2026		530	511,938
UGI International LLC 2.50%, 12/01/2029(a)	EUR	4,535	4,005,477

			5,186,545

Other Utility – 0.1%
Solaris Midstream Holdings LLC 7.625%, 04/01/2026(a)	U.S.$	4,331	4,333,172

			18,155,941

Total Corporates - Non-Investment Grade (cost $2,028,770,732)			1,781,425,992

	Principal Amount (000)		U.S. $ Value

CORPORATES - INVESTMENT GRADE – 13.6%
Industrial – 6.8%
Basic – 0.8%
Arconic Corp. 6.00%, 05/15/2025(a)	U.S.$	3,466	$3,448,622
Braskem Netherlands Finance BV 4.50%, 01/31/2030(a)		4,661	4,088,629
Celanese US Holdings LLC 5.90%, 07/05/2024		2,405	2,419,019
6.05%, 03/15/2025		2,405	2,423,774
Freeport Indonesia PT 4.763%, 04/14/2027(a)		696	675,197
INEOS Finance PLC 2.875%, 05/01/2026(a)	EUR	3,007	2,942,108
3.375%, 03/31/2026(a)		1,428	1,413,271
Nexa Resources SA 6.50%, 01/18/2028(a)	U.S.$	3,219	3,177,555
Olin Corp. 5.125%, 09/15/2027		540	524,293
5.625%, 08/01/2029		3,127	3,048,376

			24,160,844

Capital Goods – 0.5%
General Electric Co. Series D 8.099% (LIBOR 3 Month + 3.33%), 03/15/2023(i) (k)		12,108	12,064,660
Howmet Aerospace, Inc. 5.90%, 02/01/2027		805	818,888
Regal Rexnord Corp. 6.30%, 02/15/2030(a)		852	867,453
6.40%, 04/15/2033(a)		1,008	1,032,255
Textron Financial Corp. 6.341% (LIBOR 3 Month + 1.74%), 02/15/2042(a) (i)		125	94,661

			14,877,917

Communications - Media – 0.6%
Directv Financing LLC/Directv Financing Co-Obligor, Inc. 5.875%, 08/15/2027(a)		8,766	7,939,900
Discovery Communications LLC 4.125%, 05/15/2029		736	676,299
Prosus NV 4.027%, 08/03/2050(a)		1,341	897,632
Telecomunicaciones Digitales SA 4.50%, 01/30/2030(a)		443	390,117
Warnermedia Holdings, Inc. 3.755%, 03/15/2027(a)		3,059	2,866,082
4.279%, 03/15/2032(a)		4,249	3,778,738
Weibo Corp. 3.375%, 07/08/2030		3,744	3,126,240

			19,675,008

	Principal Amount (000)		U.S. $ Value

Communications - Telecommunications – 0.1%
Level 3 Financing, Inc. 3.875%, 11/15/2029(a)	U.S.$	950	$769,639
Sprint Capital Corp. 8.75%, 03/15/2032		3,300	4,074,447
Sprint LLC 7.625%, 03/01/2026		137	144,863

			4,988,949

Consumer Cyclical - Entertainment – 0.2%
Mattel, Inc. 3.75%, 04/01/2029(a)		5,792	5,202,420

Consumer Cyclical - Other – 0.5%
MDC Holdings, Inc. 6.00%, 01/15/2043		9,963	8,836,632
Resorts World Las Vegas LLC/RWLV Capital, Inc. 4.625%, 04/16/2029(a)		900	737,001
4.625%, 04/06/2031(a)		5,800	4,481,018
Sands China Ltd. 3.75%, 08/08/2031		675	565,244
4.875%, 06/18/2030		2,225	2,029,344
5.90%, 08/08/2028		1,104	1,076,400

			17,725,639

Consumer Cyclical - Retailers – 0.2%
Macy’s Retail Holdings LLC 5.875%, 04/01/2029(a)		1,195	1,113,705
5.875%, 03/15/2030(a)		4,253	3,885,095
6.125%, 03/15/2032(a)		2,121	1,900,421

			6,899,221

Consumer Non-Cyclical – 1.1%
180 Medical, Inc. 3.875%, 10/15/2029(a)		4,968	4,417,059
BAT Capital Corp. 7.75%, 10/19/2032		2,504	2,794,275
Charles River Laboratories International, Inc. 3.75%, 03/15/2029(a)		3,048	2,720,672
4.00%, 03/15/2031(a)		4,554	4,026,594
Newell Brands, Inc. 4.45%, 04/01/2026		3,038	2,885,820
4.875%, 06/01/2025		748	730,881
5.75%, 04/01/2046		1,969	1,639,461
6.375%, 09/15/2027		5,026	5,053,140
6.625%, 09/15/2029(b)		5,026	5,095,223
Pilgrim’s Pride Corp. 3.50%, 03/01/2032(a)		5,244	4,268,415

			33,631,540

Energy – 1.5%
Apache Corp. 5.10%, 09/01/2040		1,548	1,350,180

	Principal Amount (000)		U.S. $ Value

Cheniere Energy Partners LP 4.50%, 10/01/2029	U.S.$	2,089	$1,960,587
Continental Resources, Inc./OK 5.75%, 01/15/2031(a)		1,103	1,082,740
Ecopetrol SA 4.625%, 11/02/2031		2,197	1,730,247
5.875%, 11/02/2051		5,917	4,090,126
8.875%, 01/13/2033		1,720	1,760,936
Energy Transfer LP 4.40%, 03/15/2027		7,547	7,374,673
4.95%, 05/15/2028		1,214	1,200,196
Hunt Oil Co. of Peru LLC Sucursal Del Peru 6.375%, 06/01/2028(a)		217	207,919
Oleoducto Central SA 4.00%, 07/14/2027(a)		610	539,583
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.00%, 01/15/2032		7,821	6,875,525
Tengizchevroil Finance Co. International Ltd. 3.25%, 08/15/2030(a)		4,529	3,413,734
TransCanada PipeLines Ltd. 6.816% (LIBOR 3 Month + 2.21%), 05/15/2067(i)		2,500	2,053,839
Var Energi ASA 7.50%, 01/15/2028(a)		2,151	2,260,059
8.00%, 11/15/2032(a)		4,260	4,620,051
Western Midstream Operating LP 3.95%, 06/01/2025		1,033	989,863
4.30%, 02/01/2030		2,516	2,303,399
4.50%, 03/01/2028		1,652	1,560,647
4.75%, 08/15/2028		1,563	1,486,480
5.45%, 04/01/2044		916	805,572

			47,666,356

Services – 0.0%
Elis SA 1.625%, 04/03/2028(a)	EUR	900	844,118

Technology – 0.7%
Broadcom, Inc. 4.00%, 04/15/2029(a)	U.S.$	1,006	941,674
4.15%, 04/15/2032(a)		4,859	4,437,828
Dell International LLC/EMC Corp. 8.35%, 07/15/2046		690	833,791
HP, Inc. 5.50%, 01/15/2033		5,346	5,251,344
Lenovo Group Ltd. 3.421%, 11/02/2030(a)		735	621,672
5.831%, 01/27/2028(a)		2,591	2,617,765
Microchip Technology, Inc. 4.25%, 09/01/2025		3,341	3,274,049
SK Hynix, Inc. 6.25%, 01/17/2026(a)		679	685,145

	Principal Amount (000)		U.S. $ Value

6.375%, 01/17/2028(a)	U.S.$	1,089	$1,104,546
6.50%, 01/17/2033(a)		934	943,723
Western Digital Corp. 2.85%, 02/01/2029		203	165,522
3.10%, 02/01/2032		573	439,981

			21,317,040

Transportation - Airlines – 0.5%
Delta Air Lines, Inc./SkyMiles IP Ltd. 4.75%, 10/20/2028(a)		2,971	2,889,030
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd. 6.50%, 06/20/2027(a)		12,991	13,131,311

			16,020,341

Transportation - Railroads – 0.1%
Lima Metro Line 2 Finance Ltd. 4.35%, 04/05/2036(a)		1,789	1,601,538

			214,610,931

Financial Institutions – 6.7%
Banking – 4.2%
AIB Group PLC 7.583%, 10/14/2026(a)		6,233	6,442,552
Ally Financial, Inc. Series B 4.70%, 05/15/2026(k)		14,614	12,019,283
Banco Santander SA 3.225%, 11/22/2032		200	161,004
Bank of America Corp. Series B 8.05%, 06/15/2027		9,500	10,284,022
Bank of Ireland Group PLC 6.253%, 09/16/2026(a)		2,592	2,621,540
Barclays PLC 7.25%, 03/15/2023(a) (k)	GBP	3,808	4,686,405
7.385%, 11/02/2028	U.S.$	6,480	7,007,973
8.00%, 03/15/2029(k)		3,721	3,731,903
BNP Paribas SA 4.625%, 02/25/2031(a) (k)		2,811	2,305,940
7.75%, 08/16/2029(a) (k)		3,758	3,862,705
Citigroup, Inc. 8.87% (LIBOR 3 Month + 4.07%), 04/30/2023(i) (k)		6,097	6,134,090
Credit Agricole SA 8.125%, 12/23/2025(a) (k)		1,767	1,828,845
8.125%, 03/23/2171(k)		4,862	5,021,104
Credit Suisse Group AG 6.373%, 07/15/2026(a)		2,253	2,185,702
Deutsche Bank AG/New York NY 1.447%, 04/01/2025		150	141,709
6.72%, 01/18/2029		4,598	4,829,614

	Principal Amount (000)		U.S. $ Value

Dresdner Funding Trust I 8.151%, 06/30/2031(a)	U.S.$	816	$886,814
Goldman Sachs Group, Inc. (The) Series P 7.466% (LIBOR 3 Month + 2.87%), 03/03/2023(i) (k)		5,561	5,504,778
HSBC Holdings PLC 4.60%, 12/17/2030(k)		986	830,015
4.762%, 03/29/2033		3,458	3,187,896
6.375%, 03/30/2025(k)		418	410,685
7.336%, 11/03/2026		6,216	6,554,240
8.113%, 11/03/2033		1,106	1,266,274
Intesa Sanpaolo SpA 5.017%, 06/26/2024(a)		3,198	3,113,915
5.71%, 01/15/2026(a)		860	843,387
7.00%, 11/21/2025(a)		972	1,002,962
KBC Group NV 5.796%, 01/19/2029(a)		1,142	1,156,323
Lloyds Banking Group PLC 7.953%, 11/15/2033		2,680	3,054,500
NatWest Group PLC 7.472%, 11/10/2026		2,715	2,869,533
Santander UK Group Holdings PLC 6.833%, 11/21/2026		12,101	12,506,829
Standard Chartered PLC 6.312% (LIBOR 3 Month + 1.51%), 01/30/2027(a) (i) (k)		3,500	3,058,585
7.75%, 04/02/2023(a) (k)		1,457	1,455,863
7.75%, 08/15/2027(a) (k)		255	260,562
7.776%, 11/16/2025(a)		4,220	4,397,602
Swedbank AB Series NC5 5.625%, 09/17/2024(a) (k)		600	583,500
UBS Group AG 7.00%, 02/19/2025(a) (k)		6,302	6,350,018

			132,558,672

Finance – 0.9%
Air Lease Corp. Series B 4.65%, 06/15/2026(k)		5,818	5,166,007
Aircastle Ltd. 2.85%, 01/26/2028(a)		1,274	1,109,356
4.25%, 06/15/2026		162	156,171
5.25%, 08/11/2025(a)		11,719	11,466,311
Aviation Capital Group LLC 4.125%, 08/01/2025(a)		2,077	1,959,367
4.875%, 10/01/2025(a)		1,585	1,513,752
Huarong Finance 2017 Co., Ltd. 4.75%, 04/27/2027(a)		751	678,622
Huarong Finance 2019 Co., Ltd. 3.25%, 11/13/2024(a)		708	661,892
3.75%, 05/29/2024(a)		412	393,151

	Principal Amount (000)		U.S. $ Value

Huarong Finance II Co., Ltd. 4.625%, 06/03/2026(a)	U.S.$	1,899	$1,742,333
5.50%, 01/16/2025(a)		4,811	4,651,034

			29,497,996

Insurance – 1.2%
Liberty Mutual Group, Inc. 7.80%, 03/15/2037(a)		12,355	13,719,979
MetLife Capital Trust IV 7.875%, 12/15/2037(a)		9,269	10,195,900
MetLife, Inc. 10.75%, 08/01/2039		1,745	2,398,903
Nationwide Mutual Insurance Co. 7.059% (LIBOR 3 Month + 2.29%), 12/15/2024(a) (i)		5,000	5,028,502
Prudential Financial, Inc. 5.625%, 06/15/2043		4,922	4,893,377

			36,236,661

REITs – 0.4%
Office Properties Income Trust 3.45%, 10/15/2031		4,643	3,233,059
VICI Properties LP/VICI Note Co., Inc. 4.625%, 06/15/2025(a)		1,279	1,239,355
5.625%, 05/01/2024(a)		2,333	2,330,149
5.75%, 02/01/2027(a)		4,572	4,550,258

			11,352,821

			209,646,150

Utility – 0.1%
Electric – 0.1%
Cometa Energia SA de CV 6.375%, 04/24/2035(a)		464	455,321
Enel Finance International NV 7.50%, 10/14/2032(a)		2,963	3,326,410

			3,781,731

Total Corporates - Investment Grade (cost $435,921,123)			428,038,812

EMERGING MARKETS - CORPORATE BONDS – 6.3%
Industrial – 5.8%
Basic – 1.6%
Braskem Idesa SAPI 6.99%, 02/20/2032(a)		2,258	1,660,985
7.45%, 11/15/2029(a)		5,151	4,228,327
Cia de Minas Buenaventura SAA 5.50%, 07/23/2026(a)		3,245	2,839,375
CSN Inova Ventures 6.75%, 01/28/2028(a)		10,898	10,887,102
Eldorado Gold Corp. 6.25%, 09/01/2029(a)		4,648	4,193,367

	Principal Amount (000)		U.S. $ Value

First Quantum Minerals Ltd. 6.875%, 10/15/2027(a)	U.S.$	8,370	$8,072,656
Indika Energy Capital IV Pte Ltd. 8.25%, 10/22/2025(a)		6,367	6,335,165
OCP SA 3.75%, 06/23/2031(a)		1,450	1,221,625
Stillwater Mining Co. 4.00%, 11/16/2026(a)		2,031	1,878,675
4.50%, 11/16/2029(a)		1,878	1,605,690
Vedanta Resources Finance II PLC 13.875%, 01/21/2024(a)		6,186	5,471,904
Volcan Cia Minera SAA 4.375%, 02/11/2026(a)		1,384	1,218,439

			49,613,310

Capital Goods – 0.5%
Cemex SAB de CV 5.125%, 06/08/2026(a) (k)		1,885	1,729,488
7.375%, 06/05/2027(a)		1,733	1,779,358
Embraer Netherlands Finance BV 5.40%, 02/01/2027		8,145	7,992,281
6.95%, 01/17/2028(a)		2,712	2,774,376
IHS Holding Ltd. 5.625%, 11/29/2026(a)		1,729	1,449,507
6.25%, 11/29/2028(a)		537	439,569
Odebrecht Holdco Finance Ltd. Zero Coupon 09/10/2058(a)		17,592	30,612

			16,195,191

Communications - Media – 0.1%
Globo Comunicacao e Participacoes SA 4.875%, 01/22/2030(a)		4,541	3,857,864
VTR Finance NV 6.375%, 07/15/2028(h)		632	261,256

			4,119,120

Communications - Telecommunications – 0.2%
CT Trust 5.125%, 02/03/2032(a)		707	616,857
Digicel Group Holdings Ltd. 7.00%, 02/16/2023(g) (h) (k)		692	55,354
Digicel International Finance Ltd./Digicel international Holdings Ltd. 8.75%, 05/25/2024(a)		1,816	1,561,180
HTA Group Ltd./Mauritius 7.00%, 12/18/2025(a)		4,000	3,758,250

			5,991,641

Consumer Cyclical - Other – 1.0%
Allwyn International AS 3.875%, 02/15/2027(a)	EUR	744	754,243

	Principal Amount (000)		U.S. $ Value

Melco Resorts Finance Ltd. 5.375%, 12/04/2029(a)	U.S.$	6,251	$5,360,232
5.625%, 07/17/2027(a)		3,599	3,264,518
5.75%, 07/21/2028(a)		3,277	2,932,915
MGM China Holdings Ltd. 4.75%, 02/01/2027(a)		8,457	7,621,871
5.25%, 06/18/2025(a)		437	414,686
5.375%, 05/15/2024(a)		2,104	2,040,880
Studio City Co., Ltd. 7.00%, 02/15/2027(a)		1,338	1,291,170
Studio City Finance Ltd. 5.00%, 01/15/2029(a)		2,502	2,012,534
6.00%, 07/15/2025(a)		1,011	937,702
6.50%, 01/15/2028(a)		224	198,800
Wynn Macau Ltd. 5.125%, 12/15/2029(a)		2,333	1,933,474
5.50%, 01/15/2026(a)		825	771,375
5.50%, 10/01/2027(a)		1,100	984,500
5.625%, 08/26/2028(a)		2,442	2,161,170

			32,680,070

Consumer Cyclical - Retailers – 0.0%
K201640219 South Africa Ltd. Zero Coupon, 06/25/2023(d) (e)	ZAR	336	0

Consumer Non-Cyclical – 1.0%
BBFI Liquidating Trust 0.00%, 12/30/2099(d) (e) (h) (k)	U.S.$	2,174	1,330,344
BRF SA 4.875%, 01/24/2030(a)		1,552	1,307,851
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL 5.25%, 04/27/2029(a)		1,443	1,376,680
MARB BondCo PLC 3.95%, 01/29/2031(a)		8,907	6,989,813
Natura & Co. Luxembourg Holdings SARL 6.00%, 04/19/2029(a)		3,592	3,144,168
Natura Cosmeticos SA 4.125%, 05/03/2028(a)		2,056	1,696,611
Rede D’or Finance SARL 4.50%, 01/22/2030(a)		728	638,137
4.95%, 01/17/2028(a)		1,820	1,680,451
Teva Pharmaceutical Finance Netherlands II BV 3.75%, 05/09/2027	EUR	2,758	2,700,960
Teva Pharmaceutical Finance Netherlands III BV 4.75%, 05/09/2027	U.S.$	2,251	2,077,954
5.125%, 05/09/2029(b)		2,251	2,081,725
7.125%, 01/31/2025		5,610	5,661,472

	Principal Amount (000)		U.S. $ Value

Tonon Luxembourg SA 6.50%, 10/31/2024(c) (d) (h) (l)	U.S.$	2,437	$244
Ulker Biskuvi Sanayi AS 6.95%, 10/30/2025(a)		1,248	1,103,154
Virgolino de Oliveira Finance SA Zero Coupon, 01/13/2020(c) (d) (e) (f) (h)		2,500	250
10.50%, 01/28/2018(c) (d) (e) (f) (h)		13,674	1,367
11.75%, 02/09/2022(c) (d) (e) (f) (h)		13,613	1,361

			31,792,542

Energy – 1.1%
Acu Petroleo Luxembourg SARL 7.50%, 01/13/2032(a)		2,131	1,994,103
Cosan SA 5.50%, 09/20/2029(a)		2,027	1,920,962
Gran Tierra Energy, Inc. 7.75%, 05/23/2027(a)		2,731	2,316,858
Greenko Wind Projects Mauritius Ltd. 5.50%, 04/06/2025(a)		3,868	3,641,480
Kosmos Energy Ltd. 7.50%, 03/01/2028(a)		2,896	2,473,546
Leviathan Bond Ltd. 5.75%, 06/30/2023(a)		452	449,966
6.125%, 06/30/2025(a)		2,565	2,534,243
6.50%, 06/30/2027(a)		3,495	3,438,623
Medco Platinum Road Pte Ltd. 6.75%, 01/30/2025(a)		1,011	996,972
MV24 Capital BV 6.748%, 06/01/2034(a)		2,719	2,579,886
Peru LNG SRL 5.375%, 03/22/2030(a)		5,787	4,752,574
ReNew Power Pvt Ltd. 5.875%, 03/05/2027(a)		220	209,660
SEPLAT Energy PLC 7.75%, 04/01/2026(a)		4,308	3,739,344
SierraCol Energy Andina LLC 6.00%, 06/15/2028(a)		2,354	1,941,756

			32,989,973

Services – 0.1%
Bidvest Group UK PLC (The) 3.625%, 09/23/2026(a)		1,631	1,492,671

Technology – 0.2%
CA Magnum Holdings 5.375%, 10/31/2026(a)		8,243	7,583,560

Transportation - Services – 0.0%
JSW Infrastructure Ltd. 4.95%, 01/21/2029(a)		564	496,250

			182,954,328

	Principal Amount (000)		U.S. $ Value

Utility – 0.3%
Electric – 0.3%
Adani Green Energy Ltd. 4.375%, 09/08/2024(a)	U.S.$	2,044	$1,553,440
AES Andes SA 6.35%, 10/07/2079(a)		2,632	2,483,950
India Clean Energy Holdings 4.50%, 04/18/2027(a)		2,606	2,169,984
Investment Energy Resources Ltd. 6.25%, 04/26/2029(a)		1,321	1,258,500
JSW Hydro Energy Ltd. 4.125%, 05/18/2031(a)		1,509	1,282,586
Light Servicos de Eletricidade SA/Light Energia SA 4.375%, 06/18/2026(a)		2,488	1,416,294

			10,164,754

Financial Institutions – 0.2%
Insurance – 0.1%
Highlands Holdings Bond Issuer Ltd./Highlands Holdings Bond Co-Issuer, Inc. 7.625% (7.625% Cash or 8.375% PIK), 10/15/2025(a) (g)		1,366	1,263,514

Other Finance – 0.0%
OEC Finance Ltd. 4.375%, 10/25/2029(a) (g)		309	3,091
5.25%, 12/27/2033(a) (g)		5,534	149,577
7.125%, 12/26/2046(a) (g)		11,439	460,312

			612,980

REITs – 0.1%
China Aoyuan Group Ltd. 5.88%, 03/01/2027(a) (c) (l)		1,125	115,312
5.98%, 08/18/2025(a) (c) (l)		380	38,950
7.95%, 02/19/2023(a) (c) (l)		579	60,795
CIFI Holdings Group Co., Ltd. 4.80%, 05/17/2028(a) (c) (l)		200	61,350
Country Garden Holdings Co., Ltd. 3.125%, 10/22/2025(a)		400	275,000
KWG Group Holdings Ltd. 5.95%, 08/10/2025(a)		880	338,800
6.00%, 08/14/2026(a)		400	148,000
7.40%, 01/13/2027(a)		370	135,050
Powerlong Real Estate Holdings Ltd. 4.90%, 05/13/2026(a)		700	206,500
5.95%, 04/30/2025(a)		772	228,126
Scenery Journey Ltd. 11.50%, 10/24/2022(a) (c) (f)		952	64,260
Shimao Group Holdings Ltd.
5.20%, 01/30/2025(a) (c) (l)		219	48,728

	Principal Amount (000)		U.S. $ Value

5.20%, 01/16/2027(a) (c) (l)	U.S.$	1,065	$231,637
5.60%, 07/15/2026(a) (c) (l)		630	138,600
Sunac China Holdings Ltd. 5.95%, 04/26/2024(a) (c) (l)		702	198,315
6.50%, 01/10/2025(a) (c) (l)		708	201,780
6.50%, 01/26/2026(a) (c) (l)		419	119,415
6.65%, 08/03/2024(a) (c) (l)		230	65,550
7.00%, 07/09/2025(a) (c) (l)		214	60,455
Times China Holdings Ltd. 5.55%, 06/04/2024(a) (c) (l)		563	111,298
5.75%, 01/14/2027(a) (c) (l)		992	191,766
6.20%, 03/22/2026(a) (c) (l)		200	38,350
6.60%, 03/02/2023(a) (c) (l)		200	43,538
6.75%, 07/08/2025(a) (c) (l)		590	110,625
Yango Justice International Ltd. 7.50%, 04/15/2024(a) (c) (l)		344	6,880
7.50%, 02/17/2025(a) (c) (l)		1,169	23,380
7.875%, 09/04/2024(a) (c) (l)		527	10,540
8.25%, 11/25/2023(a) (c) (l)		400	8,000
10.25%, 09/15/2022(c) (f)		264	5,280

			3,286,280

			5,162,774

Total Emerging Markets - Corporate Bonds (cost $271,169,208)			198,281,856

BANK LOANS – 6.1%
Industrial – 5.8%
Capital Goods – 0.9%
ACProducts Holdings, Inc. 8.980% (LIBOR 3 Month + 4.25%), 05/17/2028(m)		10,330	8,303,629
Apex Tool Group, LLC 9.828% (SOFR 1 Month + 5.25%), 02/08/2029(m)		12,397	10,808,364
Granite US Holdings Corporation 8.750% (LIBOR 3 Month + 4.00%), 09/30/2026(m)		8,204	8,191,341

			27,303,334

Communications - Media – 0.3%
Advantage Sales & Marketing, Inc. 9.288% (LIBOR 3 Month + 4.50%), 10/28/2027(m)		9,310	7,759,326

Communications - Telecommunications – 1.1%
Crown Subsea Communications Holding, Inc. 9.316% (LIBOR 1 Month + 4.75%), 04/27/2027(m)		7,268	7,230,266

	Principal Amount (000)		U.S. $ Value

DIRECTV Financing, LLC 9.570% (LIBOR 1 Month + 5.00%), 08/02/2027(m)	U.S.$	2,742	$2,692,957
Proofpoint, Inc. 10.985% (LIBOR 3 Month + 6.25%), 08/31/2029(m)		12,450	11,952,000
Zacapa SARL 8.830% (SOFR 3 Month + 4.25%), 03/22/2029(m)		12,626	12,373,701

			34,248,924

Consumer Cyclical - Automotive – 0.1%
Clarios Global LP 7.820% (LIBOR 1 Month + 3.25%), 04/30/2026(m)		2,493	2,481,345

Consumer Cyclical - Other – 0.3%
Caesars Entertainment, Inc. 01/20/2030(n)		2,900	2,895,969
Caesars Resort Collection, LLC 7.320% (LIBOR 1 Week + 2.75%), 12/23/2024(m)		7,737	7,726,596

			10,622,565

Consumer Cyclical - Retailers – 0.1%
Restoration Hardware, Inc. 7.911% (SOFR 1 Month + 3.25%), 10/20/2028(m)		4,499	4,369,387

Consumer Non-Cyclical – 1.0%
Gainwell Acquisition Corp. 8.730% (LIBOR 3 Month + 4.00%), 10/01/2027(m)		6,831	6,659,289
Kronos Acquisition Holdings, Inc. 8.485% (LIBOR 3 Month + 3.75%), 12/22/2026(m)		4,616	4,480,003
Mallinckrodt International Finance S.A. 9.986% (LIBOR 3 Month + 5.25%), 09/30/2027(m)		4,640	3,540,774
PetSmart, LLC 8.411% (SOFR 1 Month + 3.75%), 02/11/2028(m)		5,750	5,703,217
US Radiology Specialists, Inc. (US Outpatient Imaging Services, Inc.) 9.875% (LIBOR 1 Month + 5.25%), 12/15/2027(m)		10,857	10,348,565

			30,731,848

	Principal Amount (000)		U.S. $ Value

Energy – 0.6%
GIP II Blue Holding, L.P. 9.230% (LIBOR 3 Month + 4.50%), 09/29/2028(m)	U.S.$	13,157	$13,128,520
Parkway Generation, LLC 9.430% (SOFR 1 Month + 4.75%), 02/18/2029(m)		5,670	5,583,889

			18,712,409

Other Industrial – 0.3%
American Tire Distributors, Inc. 11.068% (LIBOR 3 Month + 6.25%), 10/20/2028(m)		5,081	4,659,616
Dealer Tire Financial, LLC 9.061% (SOFR 1 Month + 4.50%), 12/14/2027(m)		1,037	1,036,790
9.170% (SOFR 3 Month + 4.50%), 12/14/2027(m)		558	557,616
FCG Acquisitions, Inc. 11.480% (LIBOR 3 Month + 6.75%), 03/30/2029(m)		3,390	3,169,650
Rockwood Service Corporation 8.820% (LIBOR 1 Month + 4.25%), 01/23/2027(m)		495	493,989

			9,917,661

Services – 0.2%
Verscend Holding Corp. 8.570% (LIBOR 1 Month + 4.00%), 08/27/2025(m)		7,664	7,641,872

Technology – 0.9%
Ascend Learning, LLC 10.320% (LIBOR 1 Month + 5.75%), 12/10/2029(m)		2,940	2,542,042
Banff Guarantor, Inc. 10.070% (LIBOR 1 Month + 5.50%), 02/27/2026(e) (m)		2,470	2,321,800
Boxer Parent Company, Inc. 8.320% (LIBOR 1 Month + 3.75%), 10/02/2025(m)		8,569	8,409,050
Endurance International Group Holdings, Inc. 7.884% (LIBOR 1 Month + 3.50%), 02/10/2028(m)		10,163	9,570,525
FINThrive Software Intermediate Holdings, Inc. 11.320% (LIBOR 1 Month + 6.75%), 12/17/2029(e) (m)		2,810	1,921,337
Loyalty Ventures, Inc. 11.000% (PRIME 3 Month + 3.50%), 11/03/2027(m)		6,261	2,426,296

	Principal Amount (000)		U.S. $ Value

Veritas US, Inc. 9.730% (LIBOR 3 Month + 5.00%), 09/01/2025(m)	U.S.$	3,551	$2,401,037

			29,592,087

			183,380,758

Utility – 0.2%
Electric – 0.2%
Granite Generation LLC 8.320% (LIBOR 1 Month + 3.75%), 11/09/2026 (m)		7,289	7,090,865

Financial Institutions – 0.1%
Finance – 0.1%
Orbit Private Holdings I Ltd. 9.541% (SOFR 6 Month + 4.50%), 12/11/2028(m)		891	889,512

Total Bank Loans (cost $204,065,743)			191,361,135

COLLATERALIZED MORTGAGE OBLIGATIONS – 5.0%
Risk Share Floating Rate – 4.5%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2015-DN1, Class B 16.006% (LIBOR 1 Month + 11.50%), 01/25/2025(i)		9,863	10,046,223
Series 2015-DNA1, Class B 13.706% (LIBOR 1 Month + 9.20%), 10/25/2027(i)		896	939,976
Series 2015-DNA2, Class B 12.056% (LIBOR 1 Month + 7.55%), 12/25/2027(i)		15,084	15,565,011
Series 2015-DNA3, Class B 13.856% (LIBOR 1 Month + 9.35%), 04/25/2028(i)		7,460	7,664,780
Series 2015-HQ2, Class B 12.456% (LIBOR 1 Month + 7.95%), 05/25/2025(i)		284	288,676
Series 2015-HQA1, Class B 13.306% (LIBOR 1 Month + 8.80%), 03/25/2028(i)		12,402	12,613,579
Series 2015-HQA2, Class B 15.006% (LIBOR 1 Month + 10.50%), 05/25/2028(i)		6,956	7,376,781
Series 2016-DNA2, Class B 15.006% (LIBOR 1 Month + 10.50%), 10/25/2028(i)		5,011	5,368,607
Series 2016-DNA3, Class B 15.756% (LIBOR 1 Month + 11.25%), 12/25/2028(i)		4,442	4,862,948
Series 2016-DNA4, Class B 13.106% (LIBOR 1 Month + 8.60%), 03/25/2029(i)		1,815	1,848,125

	Principal Amount (000)		U.S. $ Value

Series 2016-HQA1, Class B 17.256% (LIBOR 1 Month + 12.75%), 09/25/2028(i)	U.S.$	2,979	$3,344,144
Series 2016-HQA2, Class B 16.006% (LIBOR 1 Month + 11.50%), 11/25/2028(i)		3,910	4,328,812
Federal National Mortgage Association Connecticut Avenue Securities
Series 2016-C01, Class 1B 16.256% (LIBOR 1 Month + 11.75%), 08/25/2028(i)		4,006	4,314,538
Series 2016-C02, Class 1B 16.756% (LIBOR 1 Month + 12.25%), 09/25/2028(i)		2,874	3,224,332
Series 2016-C03, Class 1B 16.256% (LIBOR 1 Month + 11.75%), 10/25/2028(i)		7,089	7,681,272
Series 2016-C03, Class 2B 17.256% (LIBOR 1 Month + 12.75%), 10/25/2028(i)		3,932	4,333,322
Series 2016-C04, Class 1B 14.756% (LIBOR 1 Month + 10.25%), 01/25/2029(i)		13,228	13,911,817
Series 2016-C05, Class 2B 15.256% (LIBOR 1 Month + 10.75%), 01/25/2029(i)		11,986	12,591,910
Series 2016-C06, Class 1B 13.756% (LIBOR 1 Month + 9.25%), 04/25/2029(i)		8,454	8,609,946
Series 2016-C07, Class 2B 14.006% (LIBOR 1 Month + 9.50%), 05/25/2029(i)		10,243	10,416,841
JPMorgan Madison Avenue Securities Trust Series 2015-CH1, Class M2 10.006% (LIBOR 1 Month + 5.50%), 10/25/2025(h) (i)		2,211	2,166,835
Wells Fargo Credit Risk Transfer Securities Trust
Series 2015-WF1, Class 1M2 9.756% (LIBOR 1 Month + 5.25%), 11/25/2025(h) (i)		1,454	1,351,311
Series 2015-WF1, Class 2M2 10.006% (LIBOR 1 Month + 5.50%), 11/25/2025(h) (i)		729	692,248

			143,542,034

Non-Agency Fixed Rate – 0.4%
Alternative Loan Trust
Series 2006-24CB, Class A15 5.75%, 08/25/2036		1,998	1,140,688
Series 2006-24CB, Class A16 5.75%, 08/25/2036		382	218,092
Series 2006-26CB, Class A6 6.25%, 09/25/2036		193	108,189

	Principal Amount (000)		U.S. $ Value

Series 2006-26CB, Class A8 6.25%, 09/25/2036	U.S.$	731	$408,833
Series 2006-42, Class 1A6 6.00%, 01/25/2047		851	516,630
Series 2006-HY12, Class A5 3.564%, 08/25/2036		2,108	1,795,854
Series 2006-J1, Class 1A10 5.50%, 02/25/2036		703	508,296
Series 2006-J5, Class 1A1 6.50%, 09/25/2036		644	371,592
Series 2007-15CB, Class A19 5.75%, 07/25/2037		368	231,739
Series 2007-16CB, Class 1A7 6.00%, 08/25/2037		367	284,203
Bear Stearns ARM Trust
Series 2007-3, Class 1A1 3.253%, 05/25/2047		332	293,591
Series 2007-4, Class 22A1 3.696%, 06/25/2047		1,344	1,204,973
ChaseFlex Trust Series 2007-1, Class 1A3 6.50%, 02/25/2037		474	186,154
CHL Mortgage Pass-Through Trust Series 2007-HY4, Class 1A1 3.632%, 09/25/2047		368	320,218
Citigroup Mortgage Loan Trust Series 2007-AR4, Class 1A1A 3.652%, 03/25/2037		219	191,466
CitiMortgage Alternative Loan Trust Series 2007-A3, Class 1A4 5.75%, 03/25/2037		576	506,682
CSMC Mortgage-Backed Trust Series 2006-7, Class 3A12 6.25%, 08/25/2036		781	332,282
First Horizon Alternative Mortgage Securities Trust Series 2006-AA3, Class A1 4.442%, 06/25/2036		294	233,508
Residential Accredit Loans, Inc. Trust
Series 2005-QA10, Class A31 4.412%, 09/25/2035		1,247	834,009
Series 2005-QS14, Class 3A1 6.00%, 09/25/2035		785	689,170
Residential Asset Securitization Trust
Series 2006-A8, Class 3A4 6.00%, 08/25/2036		494	262,047
Series 2007-A1, Class A8 6.00%, 03/25/2037		856	306,656
Series 2007-A5, Class 2A3 6.00%, 05/25/2037		220	127,825
Washington Mutual Mortgage Pass-Through Certificates Trust Series 2006-9, Class A4 5.986%, 10/25/2036		1,580	452,354

	Principal Amount (000)		U.S. $ Value

Wells Fargo Mortgage Backed Securities Trust Series 2007-AR7, Class A1 4.332%, 12/28/2037	U.S.$	1,256	$1,093,622

			12,618,673

Non-Agency Floating Rate – 0.1%
Alternative Loan Trust Series 2007-7T2, Class A3 5.106% (LIBOR 1 Month + 0.60%), 04/25/2037(i)		2,090	696,087
Countrywide Home Loan Mortgage Pass-Through Trust Series 2007-13, Class A7 5.106% (LIBOR 1 Month + 0.60%), 08/25/2037(i)		310	127,962
First Horizon Alternative Mortgage Securities Trust Series 2007-FA2, Class 1A10 4.756% (LIBOR 1 Month + 0.25%), 04/25/2037(i)		905	230,294
Lehman Mortgage Trust
Series 2007-1, Class 3A1 4.756% (LIBOR 1 Month + 0.25%), 02/25/2037(i)		2,852	360,485
Series 2007-1, Class 3A2 2.744% (7.25% - LIBOR 1 Month), 02/25/2037(i) (o)		2,852	259,242
Lehman XS Trust Series 2007-16N, Class 2A2 6.206% (LIBOR 1 Month + 1.70%), 09/25/2047(i)		377	317,242
PHH Alternative Mortgage Trust
Series 2007-1, Class 1A1 4.826% (LIBOR 1 Month + 0.32%), 02/25/2037(i)		411	285,912
Series 2007-2, Class 1A3 5.166% (LIBOR 1 Month + 0.66%), 05/25/2037(i)		244	222,191

			2,499,415

Total Collateralized Mortgage Obligations (cost $160,532,462)			158,660,122

COLLATERALIZED LOAN OBLIGATIONS – 3.2%
CLO - Floating Rate – 3.2%
Ares XXXIV CLO Ltd. Series 2015-2A, Class CR 6.792% (LIBOR 3 Month + 2.00%), 04/17/2033(a) (i)		11,494	10,951,154
Ballyrock CLO 15 Ltd. Series 2021-1A, Class D 11.012% (LIBOR 3 Month + 6.22%), 04/15/2034(a) (i)		2,000	1,831,968

	Principal Amount (000)		U.S. $ Value

Bristol Park CLO Ltd. Series 2016-1A, Class DR 7.742% (LIBOR 3 Month + 2.95%), 04/15/2029(a) (i)	U.S.$	5,000	$4,699,665
Dryden 49 Senior Loan Fund Series 2017-49A, Class E 11.095% (LIBOR 3 Month + 6.30%), 07/18/2030(a) (i)		2,424	2,120,163
Dryden 57 CLO Ltd. Series 2018-57A, Class E 9.806% (LIBOR 3 Month + 5.20%), 05/15/2031(a) (i)		1,741	1,452,323
Dryden 78 CLO Ltd.
Series 2020-78A, Class C 6.742% (LIBOR 3 Month + 1.95%), 04/17/2033(a) (i)		2,270	2,169,587
Series 2020-78A, Class D 7.792% (LIBOR 3 Month + 3.00%), 04/17/2033(a) (i)		11,286	10,605,763
Dryden 98 CLO Ltd. Series 2022-98A, Class E 11.039% (SOFR + 6.40%), 04/20/2035(a) (i)		4,009	3,487,834
Elevation CLO Ltd.
Series 2020-11A, Class C 6.992% (LIBOR 3 Month + 2.20%), 04/15/2033(a) (i)		3,505	3,272,539
Series 2020-11A, Class D1 8.642% (LIBOR 3 Month + 3.85%), 04/15/2033(a) (i)		5,438	4,996,076
Elmwood CLO VII Ltd. Series 2020-4A, Class E 11.892% (LIBOR 3 Month + 7.10%), 01/17/2034(a) (i)		2,122	2,019,199
Elmwood CLO VIII Ltd. Series 2021-1A, Class E1 10.808% (LIBOR 3 Month + 6.00%), 01/20/2034(a) (i)		1,786	1,612,412
Elmwood CLO IX Ltd. Series 2021-2A, Class E 10.758% (LIBOR 3 Month + 5.95%), 07/20/2034(a) (i)		800	726,978
Elmwood CLO XII Ltd. Series 2021-5A, Class E 11.158% (LIBOR 3 Month + 6.35%), 01/20/2035(a) (i)		3,650	3,346,229
Flatiron CLO 21 Ltd. Series 2021-1A, Class E 10.798% (LIBOR 3 Month + 6.00%), 07/19/2034(a) (i)		350	312,579
LCM 28 Ltd. Series 28A, Class D 7.758% (LIBOR 3 Month + 2.95%), 10/20/2030(a) (i)		500	416,311

	Principal Amount (000)		U.S. $ Value

Madison Park Funding LI Ltd. Series 2021-51A, Class E 11.068% (LIBOR 3 Month + 6.27%), 07/19/2034(a) (i)	U.S.$	1,600	$1,449,941
OCP CLO Ltd. Series 2021-21A, Class E 11.088% (LIBOR 3 Month + 6.28%), 07/20/2034(a) (i)		2,250	2,022,845
Octagon Investment Partners 29 Ltd.
Series 2016-1A, Class CR 6.766% (LIBOR 3 Month + 1.95%), 01/24/2033(a) (i)		8,719	8,269,709
Series 2016-1A, Class DR 7.916% (LIBOR 3 Month + 3.10%), 01/24/2033(a) (i)		7,987	7,323,796
OZLM XXII Ltd. Series 2018-22A, Class D 10.092% (LIBOR 3 Month + 5.30%), 01/17/2031(a) (i)		968	773,903
Palmer Square CLO Ltd. Series 2021-1A, Class D 10.808% (LIBOR 3 Month + 6.00%), 04/20/2034(a) (i)		6,063	5,417,111
Rad CLO 4 Ltd. Series 2019-4A, Class E 11.568% (LIBOR 3 Month + 6.75%), 04/25/2032(a) (i)		3,086	2,821,882
Rad CLO 7 Ltd. Series 2020-7A, Class C 6.792% (LIBOR 3 Month + 2.00%), 04/17/2033(a) (i)		2,940	2,827,192
Rad CLO 10 Ltd. Series 2021-10A, Class E 10.665% (LIBOR 3 Month + 5.85%), 04/23/2034(a) (i)		3,793	3,397,752
Rad CLO 11 Ltd. Series 2021-11A, Class E 11.042% (LIBOR 3 Month + 6.25%), 04/15/2034(a) (i)		1,545	1,402,014
Regatta XIX Funding Ltd. Series 2022-1A, Class E 11.519% (SOFR + 6.88%), 04/20/2035(a) (i)		1,451	1,315,303
Rockford Tower CLO Ltd.
Series 2019-1A, Class ER 11.128% (LIBOR 3 Month + 6.32%), 04/20/2034(a) (i)		2,000	1,675,556
Series 2021-2A, Class E 11.208% (LIBOR 3 Month + 6.40%), 07/20/2034(a) (i)		1,100	930,655
Series 2021-3A, Class E 11.528% (LIBOR 3 Month + 6.72%), 10/20/2034(a) (i)		4,738	4,115,418

	Principal Amount (000)		U.S. $ Value

Sixth Street CLO XX Ltd. Series 2021-20A, Class E 10.958% (LIBOR 3 Month + 6.15%), 10/20/2034(a) (i)	U.S.$	3,021	$2,762,403
Trimaran Cavu Ltd. Series 2019-1A, Class E 11.848% (LIBOR 3 Month + 7.04%), 07/20/2032(a) (i)		2,469	2,238,542

Total Collateralized Loan Obligations (cost $111,264,543)			102,764,802

EMERGING MARKETS - SOVEREIGNS – 2.8%
Angola – 0.4%
Angolan Government International Bond 8.00%, 11/26/2029(a)		6,204	5,754,210
9.125%, 11/26/2049(a)		286	250,250
9.50%, 11/12/2025(a)		5,861	6,117,419

			12,121,879

Argentina – 0.2%
Argentine Republic Government International Bond 0.50%, 07/09/2030		3,546	1,255,251
1.00%, 07/09/2029		2,895	987,334
1.50%, 07/09/2035		2,555	786,934
3.50%, 07/09/2041		991	336,496
3.875%, 01/09/2038		4,145	1,514,985

			4,881,000

Bahrain – 0.3%
Bahrain Government International Bond 5.45%, 09/16/2032(a)		468	423,540
6.75%, 09/20/2029(a)		1,973	1,980,399
7.00%, 10/12/2028(a)		1,673	1,725,595
7.375%, 05/14/2030(a)		571	591,699
CBB International Sukuk Programme Co. WLL 6.25%, 11/14/2024(a)		3,791	3,833,648

			8,554,881

Dominican Republic – 0.4%
Dominican Republic International Bond 8.625%, 04/20/2027(a)		12,151	12,776,017

Ecuador – 0.2%
Ecuador Government International Bond 1.50%, 07/31/2040(a)		6,518	2,730,462
2.50%, 07/31/2035(a)		4,282	2,078,993
5.50%, 07/31/2030(a)		3,921	2,601,836

			7,411,291

	Principal Amount (000)		U.S. $ Value

Egypt – 0.1%
Egypt Government International Bond 8.70%, 03/01/2049(a)	U.S.$	612	$431,460
8.875%, 05/29/2050(a)		4,471	3,179,999

			3,611,459

El Salvador – 0.2%
El Salvador Government International Bond 6.375%, 01/18/2027(a)		3,407	1,867,036
7.125%, 01/20/2050(a)		2,430	1,119,774
7.625%, 09/21/2034(a)		631	296,570
7.625%, 02/01/2041(a)		1,445	678,518
9.50%, 07/15/2052(a)		2,190	1,141,264

			5,103,162

Gabon – 0.1%
Gabon Government International Bond 6.625%, 02/06/2031(a)		4,626	3,865,023

Ivory Coast – 0.3%
Ivory Coast Government International Bond 4.875%, 01/30/2032(a)	EUR	7,815	6,637,561
6.375%, 03/03/2028(a)	U.S.$	3,087	2,986,672
6.625%, 03/22/2048(a)	EUR	732	573,966

			10,198,199

Nigeria – 0.1%
Nigeria Government International Bond 7.143%, 02/23/2030(a)	U.S.$	500	380,000
7.625%, 11/28/2047(a)		1,784	1,166,290
7.696%, 02/23/2038(a)		671	462,067
7.875%, 02/16/2032(a)		1,321	997,355

			3,005,712

Oman – 0.1%
Oman Government International Bond 4.875%, 02/01/2025(a)		415	410,020
6.25%, 01/25/2031(a)		1,630	1,684,809

			2,094,829

Senegal – 0.2%
Senegal Government International Bond 6.25%, 05/23/2033(a)		5,674	4,908,010
6.75%, 03/13/2048(a)		3,641	2,721,647

			7,629,657

Ukraine – 0.1%
Ukraine Government International Bond 7.253%, 03/15/2035(a)		3,980	775,602
7.375%, 09/25/2034(a)		3,486	688,485
7.75%, 09/01/2025(a)		5,795	1,323,071

			2,787,158

	Principal Amount (000)		U.S. $ Value

Venezuela – 0.1%
Venezuela Government International Bond 7.65%, 04/21/2025(a) (c) (l)	U.S.$	6,636	$530,880
9.00%, 05/07/2023(a) (c) (l)		538	43,040
9.25%, 09/15/2027(c) (l)		34,020	2,721,600
9.25%, 05/07/2028(a) (c) (l)		1,500	120,000

			3,415,520

Total Emerging Markets - Sovereigns (cost $135,450,128)			87,455,787

GOVERNMENTS - TREASURIES – 2.6%
United States – 2.6%
U.S. Treasury Bonds 6.125%, 11/15/2027(p)		27,763	30,660,653
U.S. Treasury Notes 2.375%, 05/15/2029(b) (p)		33,942	31,566,246
3.125%, 11/15/2028(p) (q)		20,054	19,502,320

Total Governments - Treasuries (cost $86,808,746)			81,729,219

	Shares

COMMON STOCKS – 1.3%
Consumer Staples – 0.4%
Household Products – 0.4%
Southeastern Grocers, Inc.(c) (d) (e)		508,189	11,688,347

Consumer Discretionary – 0.3%
Diversified Consumer Services – 0.0%
AG Tracker(c) (d) (e)		399,741	0
Carlson Travel, Inc.(c) (e)		104,524	796,996
Monitronics International, Inc.(c)		129,032	19,355

			816,351

Hotels, Restaurants & Leisure – 0.0%
Caesars Entertainment, Inc.(c)		4,628	240,934

Internet & Direct Marketing Retail – 0.0%
GOLO Mobile, Inc.(c) (d) (e)		168,790	0

Leisure Products – 0.0%
New Cotai LLC/New Cotai Capital Corp.(c) (d) (e)		14	0

Multiline Retail – 0.3%
ATD New Holdings, Inc.(c) (e)		161,762	9,899,834
K201640219 South Africa Ltd. A Shares(c) (d) (e)		64,873,855	65
K201640219 South Africa Ltd. B Shares(c) (d) (e)		10,275,684	10

			9,899,909

			10,957,194

Company	Shares	U.S. $ Value

Energy – 0.3%
Energy Equipment & Services – 0.1%
BIS Industries Holdings Ltd.(c) (d) (e)	5,004,988	$5
CHC Group LLC(c)	104,383	157
Diamond Offshore Drilling, Inc.(a) (c)	148,609	1,703,059
Vantage Drilling International(c)	34,001	476,014

		2,179,235

Oil, Gas & Consumable Fuels – 0.2%
Battalion Oil Corp.(c)	135	1,393
Berry Corp.	211,000	1,941,200
Civitas Resources, Inc.	24,592	1,636,598
Denbury, Inc.(c)	33,050	2,868,079
Golden Energy Offshore Services AS^ (c)	3,360,247	521,798
SandRidge Energy, Inc.(c)	1,446	22,861

		6,991,929

		9,171,164

Communication Services – 0.1%
Diversified Telecommunication Services – 0.1%
Intelsat Jackson Holdings SA(c) (d) (e)	18,378	0
Intelsat SA/Luxembourg(c) (e)	87,751	2,010,990

		2,010,990

Media – 0.0%
iHeartMedia, Inc. - Class A(c)	164,799	1,277,192

		3,288,182

Financials – 0.1%
Insurance – 0.1%
Mt Logan Re Ltd. (Special Investment)(c) (d) (e)	2,575	2,184,711

Industrials – 0.1%
Construction & Engineering – 0.0%
WillScot Mobile Mini Holdings Corp.(c)	10,569	512,174

Electrical Equipment – 0.1%
Exide Corp.(c) (d) (e)	4,045	1,415,750

		1,927,924

Information Technology – 0.0%
IT Services – 0.0%
Paysafe Ltd.(c)	46,898	986,734

Health Care – 0.0%
Pharmaceuticals – 0.0%
Mallinckrodt PLC(c)	22,361	167,707

Total Common Stocks (cost $96,375,376)		40,371,963

	Principal Amount (000)		U.S. $ Value

QUASI-SOVEREIGNS – 0.8%
Quasi-Sovereign Bonds – 0.8%
Kazakhstan – 0.1%
KazMunayGas National Co. JSC 5.375%, 04/24/2030(a)	U.S.$	1,752	$1,616,220

Mexico – 0.5%
Comision Federal de Electricidad 4.688%, 05/15/2029(a)		2,363	2,168,496
Petroleos Mexicanos 5.95%, 01/28/2031		3,818	3,048,291
6.49%, 01/23/2027		1,276	1,193,634
6.50%, 01/23/2029		1,268	1,145,067
6.70%, 02/16/2032		3,899	3,226,422
6.75%, 09/21/2047		6,363	4,398,424
7.69%, 01/23/2050		2,298	1,716,032

			16,896,366

Panama – 0.0%
Aeropuerto Internacional de Tocumen SA 4.00%, 08/11/2041(a)		394	326,478
5.125%, 08/11/2061(a)		223	180,881

			507,359

South Africa – 0.2%
Eskom Holdings SOC Ltd. 7.125%, 02/11/2025(a)		1,951	1,861,742
Transnet SOC Ltd. 8.25%, 02/06/2028(a)		4,300	4,316,125

			6,177,867

Trinidad & Tobago – 0.0%
Trinidad Generation UnLtd. 5.25%, 11/04/2027(a)		202	194,779

Venezuela – 0.0%
Petroleos de Venezuela SA 6.00%, 11/15/2026(a) (c) (l)		5,000	225,000

Total Quasi-Sovereigns (cost $28,793,420)			25,617,591

LOCAL GOVERNMENTS - US MUNICIPAL BONDS – 0.4%
United States – 0.4%
State of California Series 2010 7.60%, 11/01/2040		1,200	1,626,665
7.625%, 03/01/2040		1,250	1,656,091
State of Illinois Series 2010 7.35%, 07/01/2035		3,826	4,123,483
Wisconsin Public Finance Authority (Catholic Bishop of Chicago (The)) Series 2021 5.75%, 07/25/2041(a)		7,240	6,681,006

Total Local Governments - US Municipal Bonds (cost $13,557,178)			14,087,245

	Principal Amount (000)		U.S. $ Value

COMMERCIAL MORTGAGE-BACKED SECURITIES – 0.4%
Non-Agency Fixed Rate CMBS – 0.3%
Commercial Mortgage Trust
Series 2012-CR3, Class F 4.75%, 10/15/2045(a)	U.S.$	1,000	$343,653
Series 2014-CR15, Class XA 0.617%, 02/10/2047(r)		6,077	27,310
GS Mortgage Securities Trust
Series 2011-GC5, Class C 5.154%, 08/10/2044(a)		7,937	5,757,168
Series 2013-GC13, Class D 4.079%, 07/10/2046(a)		1,500	649,922
Series 2014-GC18, Class D 5.055%, 01/10/2047(a)		904	339,140
WF-RBS Commercial Mortgage Trust
Series 2011-C4, Class D 4.845%, 06/15/2044(a)		2,576	2,320,782
Series 2014-C20, Class D 3.986%, 05/15/2047(a)		3,701	1,319,339

			10,757,314

Non-Agency Floating Rate CMBS – 0.1%
Morgan Stanley Capital I Trust Series 2019-BPR, Class E 9.459% (LIBOR 1 Month + 5.00%), 05/15/2036(a) (i)		1,702	1,394,895

Total Commercial Mortgage-Backed Securities (cost $17,296,889)			12,152,209

INFLATION-LINKED SECURITIES – 0.4%
Colombia – 0.4%
Fideicomiso PA Concesion Ruta al Mar 6.75%, 02/15/2044(a)	COP	14,562,910	1,779,013
Fideicomiso PA Costera 6.25%, 01/15/2034(a)		7,580,000	1,511,269
Fideicomiso PA Pacifico Tres 7.00%, 01/15/2035 (h)		36,247,335	8,287,399

Total Inflation-Linked Securities (cost $18,028,408)			11,577,681

	Shares

PREFERRED STOCKS – 0.3%
Industrial – 0.3%
Energy – 0.1%
Gulfport Energy Corp. 10.00%(c) (e)		789	3,629,400

Company	Shares		U.S. $ Value

Industrial Conglomerates – 0.2%
WESCO International, Inc. Series A 10.625%		211,900	$5,763,680

Total Preferred Stocks (cost $6,361,031)			9,393,080

	Principal Amount (000)

ASSET-BACKED SECURITIES – 0.1%
Other ABS - Fixed Rate – 0.1%
Consumer Loan Underlying Bond Certificate Issuer Trust I
Series 2018-7, Class PT 2.694%, 06/15/2043(h)	U.S.$	51	45,860
Series 2019-24, Class PT 10.897%, 08/15/2044(h)		235	228,072
Series 2019-36, Class PT 12.563%, 10/17/2044(h)		457	445,935
Series 2019-43, Class PT (9.569)%, 11/15/2044(h)		6	5,996
Consumer Loan Underlying Bond Club Certificate Issuer Trust I
Series 2018-4, Class PT 7.882%, 05/15/2043(h)		38	35,961
Series 2018-12, Class PT 8.225%, 06/15/2043(h)		53	50,463
Consumer Loan Underlying Bond Credit Trust Series 2018-3, Class PT 1.823%, 03/16/2043 (h)		9	7,884
Pagaya AI Debt Trust Series 2022-6, Class A 11.00%, 05/15/2030(a)		2,530	2,531,341

			3,351,512

Autos - Fixed Rate – 0.0%
Flagship Credit Auto Trust Series 2019-1, Class E 5.06%, 06/15/2026(a)		791	760,721

Total Asset-Backed Securities (cost $4,158,642)			4,112,233

	Shares

RIGHTS – 0.0%
Vistra Energy Corp., expiring 12/31/2049(c) (e) (cost $0)		45,881	54,277

WARRANTS – 0.0%
Encore Automotive Acceptance, expiring 07/05/2031(c) (d) (e)		44	0

Company	Shares			U.S. $ Value

Flexpath Capital, Inc., expiring 04/15/2031(c) (d) (e)		189,795		$0

Total Warrants (cost $0)				0

	Principal Amount (000)

GOVERNMENTS - SOVEREIGN BONDS – 0.0%
Netherlands – 0.0%
SNS Bank NV Series E 11.25%, 12/31/2049(c) (d) (e) (k) (cost $1,373,314)	EUR	1,001		0

SHORT-TERM INVESTMENTS – 1.5%
Time Deposits – 0.7%
BBH, Grand Cayman 2.41%, 02/01/2023	GBP	321		395,135
5.48%, 02/01/2023	ZAR	0	**	13
Citibank, London 1.13%, 02/01/2023	EUR	509		553,200
Citibank, New York 3.68%, 02/01/2023	U.S.$	21,712		21,711,872

Total Time Deposits (cost $22,660,220)				22,660,220

	Shares

Investment Companies – 0.6%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.15%(s) (t) (u) (cost $18,486,298)		18,486,298		18,486,298

	Principal Amount (000)

U.S. Treasury Bills – 0.2%
U.S. Treasury Bill Zero Coupon, 05/25/2023 (cost $8,002,035)	U.S.$	8,117		7,999,869

Total Short-Term Investments (cost $49,148,553)				49,146,387

Total Investments – 101.2% (cost $3,669,075,496)(v)				3,196,230,391
Other assets less liabilities – (1.2)%				(38,688,310)

Net Assets – 100.0%				$3,157,542,081

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
U.S. Long Bond (CBT) Futures	68	March 2023	$8,831,500	$163,187
U.S. T-Note 5 Yr (CBT) Futures	2,452	March 2023	267,861,845	2,986,361
U.S. T-Note 10 Yr (CBT) Futures	154	March 2023	17,635,406	268,297
U.S. Ultra Bond (CBT) Futures	157	March 2023	22,254,750	723,844

				$4,141,689

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)			In Exchange For (000)			Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America, NA	EUR	2,000		USD	2,149		02/27/2023	$(29,052)
Bank of America, NA	USD	8,821		EUR	8,097		02/27/2023	(4,995)
Bank of America, NA	COP	65,115,083		USD	13,515		03/17/2023	(315,134)
Bank of America, NA	GBP	16,250		USD	19,820		03/24/2023	(235,977)
Brown Brothers Harriman & Co.	EUR	0	***	USD	0	***	02/02/2023	(1)
Brown Brothers Harriman & Co.	EUR	2,108		USD	2,253		02/27/2023	(42,872)
Brown Brothers Harriman & Co.	USD	3,335		EUR	3,159		02/27/2023	104,360
Citibank, NA	EUR	3,388		USD	3,670		02/27/2023	(19,305)
JPMorgan Chase Bank, NA	EUR	3,933		USD	4,147		02/27/2023	(135,869)
Morgan Stanley Capital Services LLC	USD	3,693		EUR	3,457		02/27/2023	70,529
Royal Bank of Scotland PLC	EUR	4,738		USD	5,100		02/27/2023	(58,860)
UBS AG	EUR	152,588		USD	161,074		02/27/2023	(5,065,683)

								$(5,732,859)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at January 31, 2023	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Sale Contracts
CDX-NAHY Series 39, 5 Year Index, 12/20/2027*	5.00%	Quarterly	4.29%	USD	65	$2,177,201	$(1,722,293)	$3,899,494
iTraxx Europe Crossover Series 38, 5 Year Index, 12/20/2027*	5.00	Quarterly	4.15	EUR	28	1,221,757	(1,884,853)	3,106,610

						$3,398,958	$(3,607,146)	$7,006,104

*	Termination date

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at January 31, 2023	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00%	Monthly	7.50%	USD	1,018	$(375,516)	$(477,435)	$101,919
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	2,320	(565,965)	(799,100)	233,135
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	2,297	(560,340)	(274,585)	(285,755)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	3,787	(923,641)	(443,623)	(480,018)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	5,410	(1,319,530)	(631,382)	(688,148)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	9,715	(2,369,602)	(1,143,993)	(1,225,609)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	24,742	(6,034,897)	(2,726,586)	(3,308,311)
Credit Suisse International
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	7.50	USD	374	(137,753)	(51,385)	(86,368)
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	7.50	USD	935	(344,509)	(128,510)	(215,999)
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	7.50	USD	1,869	(689,546)	(250,333)	(439,213)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	153	(37,265)	(17,709)	(19,556)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	4,676	(1,140,595)	(538,522)	(602,073)
Deutsche Bank AG
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	1,481	(357,759)	(161,211)	(196,548)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at January 31, 2023	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Goldman Sachs International
Avis Budget Car Rental LLC, 5.250%, 03/15/2025, 12/20/2023*	5.00%	Quarterly	1.38%	USD	1,300	$48,474	$14,805	$33,669
Avis Budget Car Rental LLC, 5.250%, 03/15/2025, 12/20/2023*	5.00	Quarterly	1.38	USD	1,440	53,694	25,662	28,032
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	7.50	USD	204	(75,103)	(95,362)	20,259
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	7.50	USD	204	(75,103)	(95,362)	20,259
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	347	(84,639)	(87,498)	2,859
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	347	(84,697)	(72,933)	(11,764)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	694	(169,395)	(150,702)	(18,693)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	694	(169,395)	(150,702)	(18,693)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	886	(216,200)	(105,515)	(110,685)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	16,553	(4,037,648)	(2,220,283)	(1,817,365)
JPMorgan Securities, LLC
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	3,922	(956,531)	(464,457)	(492,074)
Morgan Stanley & Co. International PLC
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	7.50	USD	3,759	(1,385,611)	(1,901,489)	515,878
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	7.50	USD	1,262	(465,489)	(545,937)	80,448
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	7.50	USD	1,262	(465,489)	(504,495)	39,006
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	7.50	USD	407	(150,206)	(186,664)	36,458

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at January 31, 2023	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00%	Monthly	7.50%	USD	1,262	$(465,489)	$(501,544)	$36,055
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	7.50	USD	1,262	(465,489)	(498,594)	33,105
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	7.50	USD	1,262	(465,489)	(495,644)	30,155
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	7.50	USD	690	(254,292)	(283,425)	29,133
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	7.50	USD	1,380	(508,837)	(480,250)	(28,587)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	1,735	(423,486)	(445,565)	22,079
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	1,735	(423,197)	(413,186)	(10,011)

						$(26,096,535)	$(17,303,514)	$(8,793,021)

*	Termination date

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation (Depreciation)
Receive Total Return on Reference Obligation
Goldman Sachs International Markit iBoxx EUR Contingent Convertible Liquid Developed Market AT1	EURIBOR	Maturity	EUR	27,955	03/20/2023	$1,838,515

REVERSE REPURCHASE AGREEMENTS

Broker	Currency	Principal Amount (000)	Interest Rate	Maturity	U.S. $ Value at January 31, 2023
Barclays Capital, Inc.	USD	1,724	(7.00)%*	02/03/2023	$1,717,604
Barclays Capital, Inc.	USD	10,479	(1.00)%*	02/03/2023	10,473,318
Barclays Capital, Inc.†	USD	845	0.25%	—	850,667
Barclays Capital, Inc.†	USD	739	0.50%	—	744,244
Barclays Capital, Inc.†	USD	2,575	3.50%	—	2,588,551
Credit Suisse Securities (USA) LLC	USD	1,008	(0.50)%*	02/03/2023	1,006,544
Credit Suisse Securities (USA) LLC	EUR	6,270	1.50%	02/07/2023	6,817,989

Broker	Currency	Principal Amount (000)	Interest Rate	Maturity	U.S. $ Value at January 31, 2023
Credit Suisse Securities (USA) LLC	USD	5,240	2.00%	02/03/2023	$5,245,427
Credit Suisse Securities (USA) LLC	USD	1,984	2.25%	02/03/2023	1,995,462
Credit Suisse Securities (USA) LLC	USD	2,009	3.00%	02/03/2023	2,009,937
Credit Suisse Securities (USA) LLC†	EUR	1,944	(1.35)%*	—	2,112,944
Credit Suisse Securities (USA) LLC†	EUR	3,933	0.25%	—	4,275,939
Credit Suisse Securities (USA) LLC†	EUR	4,630	1.50%	—	5,044,981
HSBC Securities (USA), Inc.†	USD	11,488	4.40%	—	11,584,207

					$56,467,814

†	The reverse repurchase agreement matures on demand. Interest rate resets daily and the rate shown is the rate in effect on January 31, 2023.
*	Interest payment due from counterparty.

The type of underlying collateral and the remaining maturity of open reverse repurchase agreements is as follows:

	Overnight and Continuous	Up to 30 Days	31-90 Days	Greater than 90 Days	Total

Corporates - Non-Investment Grade	$15,617,326	$22,025,392	$0	$0	$37,642,718
Corporates - Investment Grade	0	5,245,427	0	0	5,245,427
Emerging Markets - Corporate Bonds	0	1,995,462	0	0	1,995,462
Governments - Treasuries	11,584,207	0	0	0	11,584,207

Total	$27,201,533	$29,266,281	$0	$0	$56,467,814

^	Deemed an affiliated company as defined by the Investment Company Act of 1940 since the Fund owns 5% or more of the outstanding voting securities.
**	Principal amount less than 500.
***	Contract amount less than 500.
(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At January 31, 2023, the aggregate market value of these securities amounted to $2,131,518,592 or 67.5% of net assets.

(b)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements.
(c)	Non-income producing security.
(d)	Fair valued by the Adviser.
(e)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(f)	Defaulted matured security.
(g)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at January 31, 2023.
(h)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.46% of net assets as of January 31, 2023, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
BBFI Liquidating Trust 0.00%, 12/30/2099	02/04/2013 – 11/12/2019	$1,856,123	$1,330,344	0.04%
Consumer Loan Underlying Bond Certificate Issuer Trust I Series 2018-7, Class PT 2.694%, 06/15/2043	04/25/2018 – 06/01/2020	50,621	45,860	0.00%
Consumer Loan Underlying Bond Certificate Issuer Trust I Series 2019-24, Class PT 10.897%, 08/15/2044	06/27/2019	229,620	228,072	0.01%
Consumer Loan Underlying Bond Certificate Issuer Trust I Series 2019-36, Class PT 12.563%, 10/17/2044	09/04/2019	455,448	445,935	0.01%
Consumer Loan Underlying Bond Certificate Issuer Trust I Series 2019-43, Class PT (9.569)%, 11/15/2044	10/09/2019	6,368	5,996	0.00%
Consumer Loan Underlying Bond Club Certificate Issuer Trust I Series 2018-4, Class PT 7.882%, 05/15/2043	10/09/2019	38,414	35,961	0.00%
Consumer Loan Underlying Bond Club Certificate Issuer Trust I Series 2018-12, Class PT 8.225%, 06/15/2043	06/26/2018	53,327	50,463	0.00%
Consumer Loan Underlying Bond Credit Trust Series 2018-3, Class PT 1.823%, 03/16/2043	03/07/2018	8,658	7,884	0.00%
Digicel Group Holdings Ltd. 7.00%, 02/16/2023	11/28/2016 – 04/01/2021	742,886	55,354	0.00%
Exide Technologies (Exchange Priority) 11.00%, 10/31/2024	10/29/2020	0	0	0.00%
Exide Technologies (First Lien) 11.00%, 10/31/2024	10/29/2020	0	0	0.00%
Fideicomiso PA Pacifico Tres 7.00%, 01/15/2035	03/04/2016	10,758,745	8,287,399	0.26%
Intelsat Jackson Holdings SA 9.75%, 07/15/2025	06/21/2017 – 11/20/2017	0	0	0.00%
JPMorgan Madison Avenue Securities Trust Series 2015-CH1, Class M2 10.006%, 10/25/2025	09/18/2015 – 01/31/2027	2,211,258	2,166,835	0.07%
Magnetation LLC/Mag Finance Corp. 11.00%, 05/15/2018	05/15/2013 – 02/19/2015	12,955,188	0	0.00%
Tonon Luxembourg SA 6.50%, 10/31/2024	05/03/2019 – 10/31/2020	4,733,143	244	0.00%
VTR Finance NV 6.375%, 07/15/2028	06/24/2020	632,000	261,256	0.01%
Virgolino de Oliveira Finance SA 0.0%, 01/13/2020	06/09/2014	2,486,550	250	0.00%
Virgolino de Oliveira Finance SA 10.50%, 01/28/2018	10/19/2012 – 02/27/2014	8,550,341	1,367	0.00%
Virgolino de Oliveira Finance SA 11.75%, 02/09/2022	07/26/2012 – 02/05/2014	11,383,331	1,361	0.00%
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 1M2 9.756%, 11/25/2025	09/06/2016	1,453,947	1,351,311	0.04%

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 2M2 10.006%, 11/25/2025	09/28/2015 – 02/26/2018	$728,536	$692,248	0.02%

(i)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at January 31, 2023.
(j)	Convertible security.
(k)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(l)	Defaulted.
(m)	The stated coupon rate represents the greater of the LIBOR or an alternate base rate such as the PRIME/SOFR or the LIBOR/PRIME/SOFR floor rate plus spread at January 31, 2023.
(n)

This position or a portion of this position represents an unsettled loan purchase. The coupon rate will be determined at the time of settlement and will be based upon the London-Interbank Offered Rate (“LIBOR”) plus a premium which was determined at the time of purchase.

(o)	Inverse interest only security.
(p)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(q)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open centrally cleared swaps.
(r)	IO - Interest Only.
(s)	Affiliated investments.
(t)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(u)	The rate shown represents the 7-day yield as of period end.
(v)

As of January 31, 2023, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $73,086,308 and gross unrealized depreciation of investments was $(547,470,985), resulting in net unrealized depreciation of $(474,384,677).

Currency Abbreviations:

COP – Colombian Peso

EUR – Euro

GBP – Great British Pound

USD – United States Dollar

ZAR – South African Rand

Glossary:

ABS – Asset-Backed Securities

CBT – Chicago Board of Trade

CDX-CMBX.NA – North American Commercial Mortgage-Backed Index

CDX-NAHY – North American High Yield Credit Default Swap Index

CLO – Collateralized Loan Obligations

CMBS – Commercial Mortgage-Backed Securities

EURIBOR – Euro Interbank Offered Rate

LIBOR – London Interbank Offered Rate

REIT – Real Estate Investment Trust

SOFR – Secured Overnight Financing Rate

COUNTRY BREAKDOWN1

January 31, 2023 (unaudited)

69.1%	United States
5.2%	United Kingdom
2.1%	Luxembourg
2.0%	Canada
1.8%	Brazil
1.3%	France
1.3%	Italy
1.3%	Germany
1.2%	Spain
0.8%	Mexico
0.8%	Hong Kong
0.7%	Colombia
0.7%	Switzerland
10.2%	Other
1.5%	Short-Term Investments

100.0%	Total Investments

[1]

The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 0.7% or less in the following: Angola, Argentina, Australia, Bahrain, Belgium, Bermuda, Chile, China, Czech Republic, Denmark, Dominican Republic, Ecuador, Egypt, El Salvador, Finland, Gabon, Ghana, Guatemala, India, Indonesia, Ireland, Israel, Ivory Coast, Jamaica, Jersey (Channel Islands), Kazakhstan, Macau, Morocco, Netherlands, Nigeria, Norway, Oman, Panama, Peru, Senegal, South Africa, South Korea, Sweden, Trinidad & Tobago, Turkey, Ukraine, United Republic of Tanzania, Venezuela and Zambia.

AB High Income Fund

January 31, 2023 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset-backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset-backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Bank loan prices are provided by third party pricing services and consist of a composite of the quotes received by the vendor into a consensus price. Certain bank loans are classified as Level 3, as a significant input used in the fair value measurement of these instruments is the market quotes that are received by the vendor and these inputs are not observable.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2023:

Investments in Securities	Level 1	Level 2	Level 3		Total
Assets:
Corporates - Non-Investment Grade	$-0-	$1,780,522,129	$903,863	#	$1,781,425,992
Corporates - Investment Grade	2,305,940	425,732,872	-0-		428,038,812
Emerging Markets - Corporate Bonds	-0-	196,948,534	1,333,322	#	198,281,856
Bank Loans	-0-	187,117,998	4,243,137		191,361,135
Collateralized Mortgage Obligations	-0-	158,660,122	-0-		158,660,122
Collateralized Loan Obligations	-0-	102,764,802	-0-		102,764,802
Emerging Markets - Sovereigns	-0-	87,455,787	-0-		87,455,787
Governments - Treasuries	-0-	81,729,219	-0-		81,729,219
Common Stocks	12,375,098	157	27,996,708	#	40,371,963
Quasi-Sovereigns	-0-	25,617,591	-0-		25,617,591
Local Governments - US Municipal Bonds	-0-	14,087,245	-0-		14,087,245
Commercial Mortgage-Backed Securities	-0-	12,152,209	-0-		12,152,209
Inflation-Linked Securities	-0-	11,577,681	-0-		11,577,681
Preferred Stocks	5,763,680	-0-	3,629,400		9,393,080
Asset Backed Securities	-0-	4,112,233	-0-		4,112,233
Rights	-0-	-0-	54,277		54,277
Warrants	-0-	-0-	0	#	0
Governments - Sovereign Bonds	-0-	-0-	0	#	0
Short-Term Investments:
Time Deposits	-0-	22,660,220	-0-		22,660,220
Investment Companies	18,486,298	-0-	-0-		18,486,298
U.S. Treasury Bills	-0-	7,999,869	-0-		7,999,869

Total Investments in Securities	38,931,016	3,119,138,668	38,160,707		3,196,230,391
Other Financial Instruments*:
Assets
Futures	4,141,689	-0-	-0-		4,141,689
Forward Currency Exchange Contracts	-0-	174,889	-0-		174,889
Centrally Cleared Credit Default Swaps	-0-	3,398,958	-0-		3,398,958
Credit Default Swaps	-0-	102,168	-0-		102,168
Total Return Swaps	-0-	1,838,515	-0-		1,838,515
Liabilities
Forward Currency Exchange Contracts	-0-	(5,907,748)	-0-		(5,907,748)
Credit Default Swaps	-0-	(26,198,703)	-0-		(26,198,703)
Reverse Repurchase Agreements	(56,467,814)	-0-	-0-		(56,467,814)

Total	$(13,395,109)	$3,092,546,747	$38,160,707		$3,117,312,345

#	The Fund held securities with zero market value at period end.
*

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Corporates - Non- Investment Grade#		Emerging Markets - Corporate Bonds#	Bank Loans	Common Stocks#
Balance as of 10/31/22		$903,863	$1,307,709	$26,419,137		$12,067,358
Accrued discounts/(premiums)		- 0 -	960	- 0 -		- 0 -
Realized gain (loss)		- 0 -	- 0 -	(550,595)		30,652
Change in unrealized appreciation/ depreciation		- 0 -	24,653	652,055		1,464,238
Sales		- 0 -	- 0 -	(7,323,766)		(30,835)
Transfers into Level 3		- 0 -	- 0 -	4,666,135		14,465,295
Transfers out of Level 3		- 0 -	- 0 -	(19,619,829)		- 0 -

Balance as of 1/31/23		$903,863	$1,333,322	$4,243,137		$27,996,708

Net change in unrealized appreciation/depreciation from investments held as of 1/31/23	$	- 0 -	$24,653	$(422,997)		$1,985,540

	Preferred Stocks		Asset-Backed Securities	Rights	Warrants#
Balance as of 10/31/22		$4,734,000	$158,281	$51,616		$4,585,073
Accrued discounts/(premiums)		- 0 -	2,967	- 0 -		- 0 -
Realized gain (loss)		- 0 -	34,420	- 0 -		(772,300)
Change in unrealized appreciation/depreciation		(1,104,600)	(32,346)	2,661		(3,812,773)
Paydowns		- 0 -	(163,322)	- 0 -		- 0 -
Transfers into Level 3		- 0 -	- 0 -	- 0 -		- 0 -
Transfers out of Level 3		- 0 -	- 0 -	- 0 -		- 0 -

Balance as of 1/31/23		$3,629,400	$ - 0 -	$54,277	$	- 0 -

Net change in unrealized appreciation/depreciation from investments held as of 1/31/23		$(1,104,600)	$ - 0 -	$2,661	$	- 0 -

	Governments - Sovereign Bonds#		Total
Balance as of 10/31/22	$	- 0 -	$50,227,037
Accrued discounts/(premiums)		- 0 -	3,927
Realized gain (loss)		- 0 -	(1,257,823)
Change in unrealized appreciation/depreciation		- 0 -	(2,806,112)
Sales/Paydowns		- 0 -	(7,517,923)
Transfers into Level 3		- 0 -	19,131,430
Transfers out of Level 3		- 0 -	(19,619,829)

Balance as of 1/31/23	$	- 0 -	$38,160,707

Net change in unrealized appreciation/depreciation from investments held as of 1/31/23	$	- 0 -	$485,257

#	The Fund held securities with zero market value that were sold/expired/written off during the reporting period.

The following presents information about significant unobservable inputs related to the Fund’s Level 3 investments at January 31, 2023. Securities priced (i) by third party vendors, (ii) by brokers or (iii) using prior transaction prices, which approximates fair value, are excluded from the following table.

	Quantitative Information about Level 3 Fair Value Measurements
	Fair Value at 1/31/23	Valuation Technique	Unobservable Input	Input
Corporates - Non-Investment Grade	$903,863	Recovery	Discount Rate	20%
	$-0-	Qualitative Assessment		$0.00

	$903,863

Emerging Markets - Corporate Bonds	$1,330,344	Recovery	Expected Sale Price	$61.19
	$1,367	Transaction (Sale) Price	Trade Price	$0.01
	$1,361	Transaction (Sale) Price	Trade Price	$0.01
	$250	Transaction (Sale) Price	Trade Price	$0.01

	$1,333,322

Common Stocks	$2,184,711	NAV Calculation	Catastrophe Claims	$848.54
		Guideline Public Company and
	$1,415,750		Volatility	27%
		Optional Value
	$5	Qualitative Assessment		$0.00
	$-0-	Qualitative Assessment		$0.00

	$3,600,466

Governments - Sovereign Bonds	$-0-	Qualitative Assessment		$0.00

Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. Significant increases (decreases) in Discount Rate, Expected Sale Price, Trade Price, Catastrophe Claims and Volatility in isolation would be expected to result in a significantly higher (lower) fair value measurement.

A summary of the Fund’s transactions in AB mutual funds for the three months ended January 31, 2023 is as follows:

Fund	Market Value 10/31/22 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (000)	Change in Unrealized Appr. (Depr.) (000)	Market Value 1/31/23 (000)	Dividend Income (000)
Government Money Market
Portfolio	$10,097	$266,026	$257,637	$-0-	$-0-	$18,486	$191
Golden Energy Offshore
Services AS	564	-0-	-0-	-0-	(42)	522	-0-

Total				$-0-	$(42)	$19,008	$191